As filed with the Securities and Exchange Commission on May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Ave., Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Underlying Funds Trust
The Arbirtrage - 1 Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.2%
Airlines - 0.5%
Continental Airlines Finance Trust II (a)	10,000	$138,125
Oil, Gas & Consumable Fuels - 0.9%
El Paso Corp. (Acquired 8/27/2007 and 11/14/2007, Cost $549,094) (b)	400	232,000
Pharmaceuticals - 0.8%
Schering-Plough Corp.	1,000	210,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $945,862)		$580,625
	Principal
	Amount	Value
CONVERTIBLE BONDS - 91.9%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc.
2.750%, 09/15/2011	150,000	144,000
Triumph Group, Inc.
2.625%, 10/01/2026	100,000	94,625
		238,625
Auto Components - 0.5%
Johnson Controls, Inc.
6.500%, 09/30/2012	100,000	126,000
Biotechnology - 4.6%
Amgen, Inc.
0.125%, 02/01/2011	750,000	698,437
Biomarin Pharmaceutical, Inc.
2.500%, 03/29/2013	200,000	191,000
Cubist Pharmaceuticals, Inc.
2.250%, 06/15/2013	200,000	159,250
Vertex Pharmaceuticals, Inc.
4.750%, 02/15/2013	140,000	183,925
		1,232,612
Capital Markets - 2.6%
Affiliated Managers Group, Inc.
3.950%, 08/15/2038 (Acquired 7/31/2008, Cost $962,525) (b)	1,000,000	706,250
Communications Equipment - 3.0%
Arris Group, Inc.
2.000%, 11/15/2026	250,000	190,625
Ciena Corp.
0.250%, 05/01/2013	1,000,000	597,500
		788,125
Computers & Peripherals - 0.6%
NetApp, Inc.
1.750%, 06/01/2013 (Acquired 1/23/2009, Cost $156,956) (b)	200,000	166,250
Containers & Packaging - 1.7%
Sealed Air Corp.
3.000%, 06/30/2033 (Acquired 10/16/2007 and 1/29/2008, Cost $491,020) (b)	500,000	465,625
Diversified Financial Services - 1.0%
Leucadia National Corp.
3.750%, 04/15/2014	300,000	252,375
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.
3.500%, 11/15/2025	150,000	138,375
Electric Utilities - 1.0%
Unisource Energy Corp.
4.500%, 03/01/2035	300,000	256,875
Electronic Equipment, Instruments & Components - 3.6%
Anixter International, Inc.
1.000%, 02/15/2013	1,000,000	757,500
Itron, Inc.
2.500%, 08/01/2026	200,000	198,750
		956,250
Energy Equipment & Services - 13.7%
Cameron International Corp.
2.500%, 06/15/2026 (Acquired 05/23/2006 and 05/30/2006, Cost $749,886) (b)	750,000	772,500
Hanover Compressor Co.
4.750%, 01/15/2014	300,000	207,000
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026 (c)	1,000,000	622,500
SEACOR Holdings, Inc.
2.875%, 12/15/2024	300,000	286,125
SESI LLC
1.500%, 12/15/2026 (Acquired 12/21/2006 and 04/11/2007, Cost $1,007,034) (b) (c)	1,000,000	717,500
Transocean, Inc.
1.500%, 12/15/2037	1,250,000	1,023,438
Trico Marine Services, Inc.
3.000%, 01/15/2027	200,000	28,000
		3,657,063
Food Products - 4.4%
Archer-Daniels-Midland Co.
0.875%, 02/15/2014 (Acquired 2/16/2007 and 4/10/07, Cost $1,024,078) (b)	1,000,000	928,750
Smithfield Foods, Inc.
4.000%, 06/30/2013	100,000	69,750
Tyson Foods, Inc.
3.250%, 10/15/2013	200,000	176,500
		1,175,000
Health Care Equipment & Supplies - 10.9%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036	150,000	123,375
Beckman Coulter, Inc.
2.500%, 12/15/2036	250,000	237,500
Conceptus, Inc.
2.250%, 02/15/2027	1,000,000	686,250
Greatbatch, Inc.
2.250%, 06/15/2013	200,000	151,250
Kinetic Concepts, Inc.
3.250%, 04/15/2015 (Acquired 10/31/2008, Cost $64,171) (b)	100,000	66,625
Medtronic, Inc.
1.625%, 04/15/2013	300,000	265,125
NuVasive, Inc.
2.250%, 03/15/2013 (Acquired 3/13/2009 and 3/30/2009, Cost $797,478) (b)	1,400,000	1,254,750
Wright Medical Group, Inc.
2.625%, 12/01/2014	200,000	134,250
		2,919,125
Health Care Providers & Services - 2.1%
Chemed Corp.
1.875%, 05/15/2014	500,000	362,500
LifePoint Hospitals, Inc.
3.500%, 05/15/2014	100,000	71,000
PSS World Medical, Inc.
3.125%, 08/01/2014 (Acquired 7/30/2008, Cost $149,259) (b)	150,000	129,000
		562,500
Health Care Technology - 0.7%
HLTH Corp.
1.750%, 06/15/2023	200,000	186,500
Hotels, Restaurants & Leisure - 4.6%
Morgans Hotel Group Co.
2.375%, 10/15/2014 (Acquired 7/25/2008, Cost $789,333) (b)	1,000,000	327,500
Scientific Games Corp.
0.750%, 12/01/2024 (c)	1,000,000	912,500
		1,240,000
Internet Software & Services - 3.1%
SAVVIS, Inc.
3.000%, 05/15/2012	1,500,000	834,375
IT Services - 0.8%
CACI International, Inc.
2.125%, 05/01/2014	150,000	128,438
DST Systems, Inc. - Class B
3.625%, 08/15/2023	100,000	87,625
		216,063
Leisure Equipment & Products - 0.6%
Eastman Kodak Co.
3.375%, 10/15/2033	200,000	154,000
Life Sciences Tools & Services - 4.7%
Charles River Laboratories International, Inc.
2.250%, 06/15/2013	150,000	123,375
Kendle International, Inc.
3.375%, 07/15/2012	1,000,000	757,500
Life Technologies Corp.
3.250%, 06/15/2025	200,000	191,000
Millipore Corp.
3.750%, 06/01/2026	200,000	185,500
		1,257,375
Machinery - 0.6%
AGCO Corp.
1.750%, 12/31/2033	150,000	161,625
Media - 1.1%
Interpublic Group of Cos., Inc.
4.250%, 03/15/2023	150,000	109,500
Liberty Media LLC
3.125%, 03/30/2023 (c)	150,000	116,438
Lions Gate Entertainment Corp.
3.625%, 03/15/2025 (c)	100,000	71,125
		297,063
Metals & Mining - 1.5%
Alcoa, Inc.
5.250%, 03/15/2014	150,000	198,187
Kinross Gold Corp.
1.750%, 03/15/2028 (Acquired 2/11/2009, Cost $186,832) (b)	200,000	189,500
		387,687
Oil, Gas & Consumable Fuels - 0.9%
Chesapeake Energy Corp.
2.250%, 12/15/2038	200,000	103,000
Penn Virginia Corp.
4.500%, 11/15/2012	100,000	59,375
St. Mary Land & Exploration Co.
3.500%, 04/01/2027	100,000	70,875
		233,250
Pharmaceuticals - 2.3%
Endo Pharmaceuticals Holdings, Inc.
1.750%, 04/15/2015 (Acquired 4/10/2008, Cost $306,520) (b)	300,000	232,125
Medicis Pharmaceutical Corp.
2.500%, 06/04/2032	200,000	158,250
Mylan, Inc.
3.750%, 09/15/2015 (Acquired 9/10/2008, Cost $100,006) (b)	100,000	113,250
Watson Pharmaceuticals, Inc.
1.750%, 03/15/2023 (c)	100,000	96,375
		600,000
Real Estate Investment Trusts (REITs) - 1.6%
Health Care REIT, Inc.
4.750%, 12/01/2026	150,000	136,125
ProLogis
2.625%, 05/15/2038	200,000	101,250
Vornado Realty Trust
2.85%, 4/1/2027	250,000	187,500
		424,875

Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc.
5.750%, 08/15/2012	1,000,000	442,500
Diodes, Inc.
2.250%, 10/01/2026	1,000,000	762,500
Linear Technology Corp.
3.000%, 05/01/2027	200,000	165,500
PMC - Sierra, Inc.
2.250%, 10/15/2025	750,000	715,312
		2,085,812
Software - 4.5%
Blackboard, Inc.
3.250%, 07/01/2027	500,000	462,500
Informatica Corp.
3.000%, 03/15/2026	200,000	195,000
Lawson Software, Inc.
2.500%, 04/15/2012	100,000	78,375
Macrovision Corp.
2.625%, 08/15/2011	200,000	182,750
Symantec Corp.
1.000%, 06/15/2013	300,000	293,625
		1,212,250
Specialty Retail - 0.7%
Best Buy Co., Inc.
2.250%, 01/15/2022	200,000	196,500
Textiles, Apparel & Luxury Goods - 1.2%
Iconix Brand Group, Inc.
1.875%, 06/30/2012	500,000	323,750
Wireless Telecommunication Services - 4.1%
NII Holdings, Inc.
2.750%, 08/15/2025	1,200,000	1,093,500
TOTAL CONVERTIBLE BONDS (Cost $29,811,956)		$24,545,675

Total Investments (Cost $30,757,818) - 94.1%		$25,126,300

REPURCHASE AGREEMENTS - 5.1%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $1,351,270 (d)	1,351,266	$1,351,266
TOTAL REPURCHASE AGREEMENTS (Cost $1,351,266)		$1,351,266

Other Assets in Excess of Liabilities - 0.8%		226,044
TOTAL NET ASSETS - 100.0%		$26,703,610

(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2009, the market value of these securities total $6,301,625, which represents 23.6% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2009.
(d) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$33,448,043
Gross unrealized appreciation	404,771
Gross unrealized depreciation	(7,375,248)
Net unrealized appreciation (depreciation)	$(6,970,477)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$ 210,500	$ 6,383,242	$ 2,040
Level 2 - Other significant observable inputs	26,267,066	1,381,798	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$ 26,477,566	$ 7,765,040	$ 2,040

FAS 161 - Summary of Derivative Instruments and Hedging Activities at March 31, 2009

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities (“FAS 161”).
FAS 161 requires tabular disclosure summarizing derivative instruments by primary risk exposure (e.g. interest rate, credit, equity, or foreign exchange.)
The following table discloses the balance sheet location and period-end fair value for equity contracts.

	Asset Derivatives 2009		Liability Derivatives 2009
Description	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Options	Receivables	$ —	Payables	$ 2,040

Underlying Funds Trust
The Arbitrage-1 Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
Advanced Micro Devices, Inc.	$5,000	$15,250
Affiliated Managers Group, Inc.	4,000	166,840
AGCO Corp.	4,710	92,316
Alcoa, Inc.	19,180	140,781
Alliant Techsystems, Inc.	765	51,240
American Medical Systems Holdings, Inc.	4,460	49,729
Amgen, Inc.	6,000	297,120
Anixter International, Inc.	2,500	79,200
Archer-Daniels-Midland Co.	7,500	208,350
Arris Group, Inc.	9,800	72,226
Beckman Coulter, Inc.	1,560	79,576
Best Buy Co., Inc.	875	33,215
BioMarin Pharmaceuticals, Inc.	7,800	96,330
Blackboard, Inc.	4,000	126,960
CACI International, Inc. - Class A	1,850	67,506
Cameron International Corp.	8,000	175,440
Charles River Laboratories International, Inc.	1,270	34,557
Chemed Corp.	4,300	167,270
Ciena Corp.	8,000	62,240
Conceptus, Inc.	10,000	117,500
Continental Airlines, Inc. - Class B	7,505	66,119
Cubist Pharmaceuticals, Inc.	4,230	69,203
Diodes, Inc.	5,950	63,129
DST Systems, Inc.	885	30,639
El Paso Corp.	20,185	126,156
Endo Pharmaceuticals Holdings, Inc.	7,600	134,368
Exterran Holdings, Inc.	2,675	42,853
Greatbatch, Inc.	3,040	58,824
Hornbeck Offshore Services, Inc.	5,000	76,200
Iconix Brand Group, Inc.	7,050	62,392
Informatica Corp.	4,030	53,438
Interpublic Group of Cos., Inc.	5,700	23,484
Itron, Inc.	1,850	87,597
Johnson Controls, Inc.	6,760	81,120
Kendle International, Inc.	12,700	266,192
Kinetic Concepts, Inc.	1,455	30,730
Kinross Gold Corp.	4,220	75,411
Leucadia National Corp.	8,805	131,106
Life Technologies Corp.	1,450	47,096
LifePoint Hospitals, Inc.	1,100	22,946
Lions Gate Entertainment Corp.	3,850	19,443
Macrovision Solutions Corp.	3,070	54,615
Medicis Pharmaceutical Corp. - Class A	2,900	35,873
Merck & Co., Inc.	5,120	136,960
Millipore Corp.	1,120	64,299
Morgans Hotel Group Co.	10,000	31,100
Mylan, Inc.	5,250	70,403
NetApp, Inc.	3,600	53,424
NII Holdings, Inc.	7,000	105,000
NuVasive, Inc.	24,640	773,203
Penn Virginia Corp.	870	9,553
PMC - Sierra, Inc.	37,500	239,250
PSS World Medical, Inc.	5,070	72,755
SAVVIS, Inc.	2,000	12,380
Scientific Games Corp. - Class A	5,000	60,550
SEACOR Holdings, Inc.	2,625	153,064
Smithfield Foods, Inc.	2,590	24,501
St. Mary Land & Exploration Co.	770	10,187
Superior Energy Services, Inc.	8,600	110,854
Symantec Corp.	10,400	155,376
Time Warner Cable, Inc.	1	19
Time Warner, Inc.	1,250	24,125
Transocean Ltd.	3,000	176,520
Triumph Group, Inc.	1,075	41,065
Tyson Foods, Inc. - Class A	7,100	66,669
Vertex Pharmaceuticals, Inc.	5,190	149,109
Wright Medical Group, Inc.	3,860	50,296
TOTAL COMMON STOCK (Proceeds $9,794,508)		$6,383,242

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS
United States Treasury Notes
3.875%, 05/15/2018	$250,000	275,781
2.750%, 02/15/2019	1,100,000	1,106,017
TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $1,368,396)		$1,381,798
Total Securities Sold Short (Proceeds $11,162,904)		$7,765,040

Underlying Funds Trust
The Arbitrage-1 Portfolio
Schedule of Options Written
March 31, 2009 (Unaudited)

	Contracts	Value
PUT OPTIONS
Put Lions Gate Entertainment Corp.
Expiration: June, 2009, Exercise Price: $5.00	24	$2,040
Total Options Written (Premiums received $1,878)		$2,040

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 14.7%
American Airlines, Inc. Pass through Trust
Series 2001-1, 6.817%, 5/23/2011	$400,000	$280,000
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.642%, 05/25/2037	109,594	87,147
Carrington Mortgage Loan Trust
Series 2006-NC1, 0.682%, 01/25/2036	129,999	120,725
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC2 Class A3A, 0.602%, 01/25/2037 (f)	261,894	206,923
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036	150,264	113,632
DVI Receivables Corp.
Series 2002-2 Class A3A, 1.114%, 09/12/2010 (f) (h)	67,935	33,967
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033 (f)	27,992	5,012
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.802%, 10/25/2035	310,997	246,579
GSAMP Trust
Series 2005-WMC2 Class A2B, 0.782%, 11/25/2035	268,457	236,465
Series 2007-HE2 Class A2A, 0.594%, 03/25/2037	297,578	237,678
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	139,746	114,843
Morgan Stanley ABS Capital l
Series 2007-HE1 Class A2A, 0.572%, 11/25/2036	193,227	177,150
Option One Mortgage Loan Trust
Series 2007-Hl1 Class 2A1, 0.642%, 02/25/2038	221,503	190,119
Residential Asset Mortgage Products, Inc.
Series 2006-RS2 Class A2, 0.722%, 03/25/2036	320,943	228,547
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.772%, 11/25/2035	249,862	202,261
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.992%, 04/25/2035	350,000	277,662
Series 2006-NC1 Class A2, 0.682%, 03/25/2036	427,397	376,841
Series 2007-BR5 Class A2A, 0.652%, 05/25/2037 (f)	659,744	434,239
Soundview Home Equity Loan Trust
Series 2005-3 Class M1, 1.002%, 06/25/2035	294,944	284,926
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 3.022%, 07/25/2035 (Acquired 7/20/2005, Cost $134,436) (a) (f)	150,818	3,097
Series 2007-EQ1 Class A2, 0.612%, 03/25/2037 (f)	233,646	190,854
Wells Fargo Home Equity Trust
Series 2005-3 Class AI1A, 0.792%, 11/25/2035 (Acquired 11/30/2007, Cost $196,524) (a)	207,414	191,456
TOTAL ASSET BACKED SECURITIES (Cost $5,016,146)		$4,240,123

CORPORATE BONDS - 6.4%
Commercial Banks - 0.1%
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2016 (Acquired 2/16/2006, Cost $195,000) (a) (b)	195,000	33,150
Chemicals - 1.2%
Lubrizol Corp.
8.875%, 02/01/2019	345,000	354,810
Consumer Finance - 0.1%
Discover Financial Services
6.450%, 06/12/2017	55,000	39,685
Hotels, Restaurants & Leisure - 1.9%
MGM Mirage
6.000%, 10/01/2009	600,000	324,000
Starwood Hotels & Resorts Worldwide Inc.
6.250%, 02/15/2013	270,000	207,900
Total Hotels, Restaurants & Leisure		531,900

Household Durables - 0.6%
Newell Rubbermaid, Inc.
10.600%, 04/15/2019	165,000	166,563
Insurance - 0.2%
MetLife, Inc.
6.400%, 12/15/2036	125,000	52,500
IT Services - 0.5%
First Data Corp.
9.875%, 09/24/2015	230,000	134,550
Specialty Retail - 1.2%
Autozone, Inc.
6.500%, 01/15/2014	340,000	337,485
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.
5.698%, 12/15/2014 (b)	270,000	179,550
TOTAL CORPORATE BONDS (Cost $2,409,353)		$1,830,193

COLLATERALIZED MORTGAGE OBLIGATIONS - 77.0%
Federal National Mortgage Association Strip
Series 357 Class 2, 5.000%, 03/01/2035 (g)	3,283,822	396,260
Federal Home Loan Mortgage Corp. Strip
Series 227 Class I0, 5.000%, 12/01/2034 (g)	766,803	93,066
Federal National Mortgage Association 15-Yr. Fixed
Pool # 13701, 5.000%, 04/01/2019 (c)	2,000,000	2,073,750
Pool # 14856, 5.500%, 04/01/2039 (c)	9,000,000	9,382,500
Pool # 8671, 4.500%, 04/01/2020 (c)	7,000,000	7,205,625
Federal National Mortgage Association Interest Strip
Series 337 Class 2, 5.000%, 07/01/2033 (g)	925,577	108,962
Series 343 Class 2, 4.500%, 10/01/2033 (g)	245,937	28,512
Series 353 Class 2, 5.000%, 08/01/2034 (g)	577,875	69,329
Series 356 Class 19, 6.000%, 12/01/2034 (g)	113,923	11,661
Series 356 Class 8, 5.000%, 02/01/2035 (g)	426,817	44,019
Series 356 Class 3, 5.000%, 01/01/2035 (g)	120,074	12,853
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4, 5.799%, 08/10/2045	4,000,000	2,729,771
TOTAL MORTGAGE BACKED SECURITIES (Cost $22,582,798)		$22,156,308

U.S. GOVERNMENT AGENCY ISSUES - 2.4%
Federal Home Loan Mortgage Corp. Discount Note
0.442%, 09/08/2009 (d) (i)	575,000	574,208
Federal National Mortgage Association Discount Note
0.406%, 09/23/2009 (d) (i)	100,000	99,849
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $673,248)		$674,057

Total Investments (Cost $30,681,545) - 100.5%		$28,900,681

REPURCHASE AGREEMENTS - 53.3%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009	15,341,533	15,341,533
repurchase price $15,341,580 (e)		$15,341,533
TOTAL REPURCHASE AGREEMENTS (Cost $15,341,533)

Liabilities in Excess of Other Assets - (53.8)%		(15,473,121)
TOTAL NET ASSETS - 100.0%		$28,769,093

Footnotes

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2009, the market value of these securities total $227,703, which represents 0.8% of total net assets.
(b) Variable Rate Security. The rate shown represents the rate at March 31, 2009.
(c) When-issued security. As of March 31, 2009, the cost of these securities totals $18,553,125.
(d) Zero coupon bond. Effective yield is listed.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $874,092, which represents 3.0% of total net assets.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at March 31, 2009.
(h) Security valued utilizing a single broker source. The market value of these securities total $33,967, which represents 0.1% of total net assets.
(i) All or a portion of the shares have been committed as collateral for futures, swaps, and obligations for purchases of when-issued securities.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$46,023,079
Gross unrealized appreciation	375,295
Gross unrealized depreciation	(2,156,160)
Net unrealized appreciation (depreciation)	$(1,780,865)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$—	$2,075,624	$828,751
Level 2 - Other significant observable inputs	44,208,247	—	812,930
Level 3 - Significant unobservable inputs	33,967	—	—
Total	$44,242,214	$2,075,624	$1,641,681

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$136,828	$—	$—
Accrued discounts/premiums	2,597	—	—
Realized gain (loss)*	(647,488)	—	—
Change in unrealized appreciation
(depreciation)	630,037	—	—
Net purchases (sales)	(88,007)	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 3/31/09	$33,967	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at March 31, 2009	$(11,794)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

FAS 161 - Summary of Derivative Instruments and Hedging Activities at March 31, 2009

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities (“FAS 161”).
FAS 161 requires tabular disclosure summarizing derivative instruments by primary risk exposure (e.g. interest rate, credit, equity, or foreign exchange.)
The following table discloses the balance sheet location and period-end fair value for interest rate and credit contracts.

	Asset Derivatives 2009			Liability Derivatives 2009
Description	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Futures - Interest Rate Contracts	Receivables, Net Assets - Unrealized appreciation	$ 1,819,939	*	Payables, Net Assets - Unrealized depreciation	$ 991,188	*
Swaps - Credit Contracts	Receivables	7,546,633		Payables	6,733,703

* Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments/footnotes.
Only current day's variation margin is reported within the statement of assets & liabilities

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS
Federal National Mortgage Association 30-Yr. Fixed
Pool # 43534, 5.500%, 04/01/2039	$2,000,000	$2,075,624
Total Securities Sold Short (Proceeds $2,073,906)		$2,075,624

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Future Contracts
March 31, 2009 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
Eurodollar 90 Day Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $16,813,000)	68	$273,100
Eurodollar 90 Day Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $24,973,513)	101	515,947
Eurodollar 90 Day Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $6,912,850)	28	32,481
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $6,415,500)	26	31,910
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $246,363)	1	(28)
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $4,427,325)	18	20,018
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $6,627,150)	27	147,831
Eurodollar 90 Day Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $3,921,200)	16	57,910
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $3,179,638)	13	34,267
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $1,220,500)	5	2,350
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $730,688)	3	393
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $729,638)	3	342
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $728,550)	3	305
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $727,688)	3	243
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $484,500)	2	(30)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $484,225)	2	(30)
Euro-Schatz Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $5,755,245)	40	(4,504)
Euro-Bobl Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $2,477,899)	16	(3,078)
Euro-Bond Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $165,318)	1	845
10-Year Swap Future, Expiring June 2009
(underlying Face Amount at Market Value $1,390,813)	11	14,824
U.S. Treasury 10-Year Note Contract, Expiring June 2009
(underlying Face Amount at Market Value $24,443,392)	197	687,173

TOTAL FUTURES CONTRACTS PURCHASED		$1,812,269

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $241,888)	1	(3,740)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $241,700)	1	(3,690)
U.S. Treasury 2-Year Note Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $57,305,233)	263	(247,215)
U.S. Treasury 5-Year Note Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $25,059,549)	211	(429,728)
5-Year Swap Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $8,561,531)	73	(162,868)
U.S. Treasury Bond Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $5,447,531)	42	(136,277)

TOTAL SHORT FUTURES CONTRACTS		$(983,518)

TOTAL FUTURES CONTRACTS		$828,751

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Swap Contracts
March 31, 2009 (Unaudited)

						Moody's Rating	Maximum	Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	ACE Limited	Buy	1.50%	12/20/2013	(2,500,000)	A3	(2,500,000)	$(32,380)

Goldman Sachs & Co.	BorgWarner, Inc., 0.660%	Buy	0.66%	3/20/2013	(3,250,000)	Ba1	(3,250,000)	433,167

Goldman Sachs & Co.	BorgWarner, Inc., 0.800%	Buy	0.80%	3/20/2013	(1,750,000)	Ba1	(1,750,000)	224,716

Goldman Sachs & Co.	CenturyTel, Inc., 6.00%	Buy	1.10%	3/20/2013	(3,250,000)	Baa2	(3,250,000)	(13,018)

Goldman Sachs & Co.	Dow Jones CDX Emerging Markets Index(1)	Buy	1.75%	12/20/2012	(7,400,000)	Ba1	(7,400,000)	989,647

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index(1)	Buy	3.40%	6/20/2010	(900,000)	B2	(900,000)	27,275

Goldman Sachs & Co.	Johnson Controls, Inc., 7.125%	Buy	0.44%	12/20/2013	(1,500,000)	Baa2	(1,500,000)	366,908

Goldman Sachs & Co.	Limited Brands, Inc., 6.125%	Buy	0.88%	3/20/2011	(1,000,000)	Ba2	(1,000,000)	81,883

Goldman Sachs & Co.	Lowes Companies, Inc., 8.250%	Buy	0.15%	3/20/2011	(1,000,000)	A1	(1,000,000)	23,295

Goldman Sachs & Co.	Lowe's Companies, Inc., 8.250%	Buy	0.10%	9/20/2011	(1,000,000)	A1	(1,000,000)	30,375

Goldman Sachs & Co.	Markit CMBX.NA.BBB.2 Index(1)	Buy	0.60%	3/14/2049	(1,000,000)	Ba2	(1,000,000)	439,867

Goldman Sachs & Co.	Markit CMBX.NA.BBB.2 Index(1)	Buy	0.60%	3/14/2049	(1,000,000)	Ba2	(1,000,000)	439,867

Goldman Sachs & Co.	Masco Corp., 5.875%	Buy	0.65%	3/20/2011	(1,000,000)	Ba1	(1,000,000)	87,928

Goldman Sachs & Co.	Meadwestvaco Corp., 6.850%	Buy	0.72%	3/20/2011	(1,000,000)	Ba1	(1,000,000)	9,122

Goldman Sachs & Co.	MGIC Investment Corp., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	B3	(1,000,000)	405,091

Goldman Sachs & Co.	Nordstrom Inc., 5.625%	Buy	0.35%	3/20/2011	(1,000,000)	Baa2	(1,000,000)	75,367

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.58%	6/20/2010	(1,000,000)	Baa2	(1,000,000)	46,747

Goldman Sachs & Co.	Radian Group, 0.390%	Buy	0.39%	12/20/2013	(1,000,000)	B3	(1,000,000)	459,886

Goldman Sachs & Co.	Republic of Hungary	Buy	1.47%	10/20/2013	(1,500,000)	Baa1	(1,500,000)	206,253

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	Ca	(2,000,000)	1,150,410

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	3.87%	1/25/2037	(253,555)	Ca	(253,555)	489,903
	Series 2006-EQ2, 4.876%

Goldman Sachs & Co.	Southwest Airlines Co.	Buy	1.83%	9/20/2013	(4,000,000)	Baa1	(4,000,000)	179,037

Goldman Sachs & Co.	The Lubrizol Corporation	Buy	0.82%	9/20/2013	(2,500,000)	Baa2	(2,500,000)	89,924

Goldman Sachs & Co.	The PMI Group, Inc., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	A1	(1,000,000)	404,243

Goldman Sachs & Co.	Volkswagen Aktiengesellschaft, 4.875%	Buy	0.54%	3/20/2013	(1,500,000)	A3	(1,500,000)	139,971

Goldman Sachs & Co.	Whirlpool Corporation	Buy	1.02%	9/20/2013	(3,250,000)	Baa3	(3,250,000)	463,436

Goldman Sachs & Co.	Pactiv Corporation	Buy	1.75%	3/20/2014	(2,000,000)	Baa2	(2,000,000)	24,672

JP Morgan	AUTOZONE, Inc.	Buy	1.35%	12/20/2013	(2,500,000)	Baa2	2,500,000	(34,996)

JP Morgan	CDX.EM.10(1)	Buy	3.35%	12/20/2013	(2,000,000)	Ba1	(2,000,000)	(119,563)

JP Morgan	Markit CDX.EM.9(1)	Buy	2.65%	6/20/2013	(1,700,000)	Ba1	(1,700,000)	151,410

JP Morgan	Capital One Bank (USA), National Association	Buy	1.65%	3/20/2014	(2,000,000)	A2	(2,000,000)	106,233

JP Morgan	Markit ABX.HE.PENAAA.06-2 Index(1)	Buy	0.11%	5/25/2046	(3,449,519)	Aa3	(3,449,519)	(45,377)

Total Credit Default Swap Buy Contracts								$7,301,299

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index(1)	Sell	3.25%	12/20/2011	4,750,000	B3	4,750,000	(895,243)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%(1)	Sell	3.25%	12/20/2011	6,650,000	B3	6,650,000	(1,452,840)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index(1)	Sell	0.90%	6/20/2010	9,000,000	Ba2	9,000,000	(716,586)

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	9/20/2010	1,000,000	Caa1	1,000,000	(209,070)

Goldman Sachs & Co.	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,890,150	AAA	1,890,150	(434,432)

Goldman Sachs & Co.	Markit ABX.HE.PENAAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,582,883	AAA	1,582,883	(181,778)

Goldman Sachs & Co.	Markit CDX.NA.IG.9(1)	Sell	0.60%	12/20/2012	2,537,600	Baa2	2,537,600	(79,524)

Goldman Sachs & Co.	Markit CDX.NA.IG.11(1)	Sell	1.50%	12/20/2013	5,000,000	Baa1	5,000,000	(17,236)

JP Morgan	Markit ABX.HE.AAA.06-1(1)	Sell	0.18%	7/25/2045	2,835,224	AAA	2,835,224	(672,110)

JP Morgan	Markit ABX.HE.AAA.06-1(1)	Sell	0.18%	7/25/2045	4,223,082	AAA	4,158,329	(1,058,533)

JP Morgan	Residential Capital Corp	Sell	1.08%	6/20/2011	1,000,000	Ca	1,000,000	(574,615)

JP Morgan	Markit CDX.NA.IG.11(1)	Sell	1.50%	12/20/2013	9,000,000	Baa1	9,000,000	(164,522)

JP Morgan	Markit CDX.NA.IG.11(1)	Sell	1.50%	12/20/2013	4,000,000	Baa1	4,000,000	(31,880)

Total Credit Default Swap Sell Contracts								$(6,488,369)

Total Credit Default Swap Contracts								$812,930

(1) Implied credit rating is shown. The implied credit rating represents the weighted average credit rating of the underlying securities in the index .

Underlying Funds Trust
The Event Driven and Risk Arbitrage Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.1%
Aerospace & Defense - 3.2%
Herley Industries, Inc. (a)	40,000	$478,400
Honeywell International, Inc.	4,000	111,440
Total Aerospace & Defense		589,840

Beverages - 0.1%
Dr Pepper Snapple Group, Inc. (a)	1,000	16,910
Biotechnology - 4.9%
Biogen Idec, Inc. (a)	2,000	104,840
CV Therapeutics, Inc. (a)	40,000	795,200
Total Biotechnology		900,040

Building Products - 0.6%
Griffon Corp. (a)	14,090	105,675
Capital Markets - 0.8%
SWS Group, Inc.	9,000	139,770
Chemicals - 7.9%
Ciba Holding AG (a)	8,000	341,562
Ferro Corp.	4,000	5,720
Nova Chemicals Corp.	5,000	28,800
Rohm & Haas Co.	13,000	1,024,920
Sensient Technologies Corp.	2,000	47,000
Total Chemicals		1,448,002

Commercial Banks - 1.2%
PNC Financial Services Group, Inc.	7,800	228,462
Commercial Services & Supplies - 0.6%
Republic Services, Inc.	6,000	102,900
Computers & Peripherals - 3.9%
Diebold, Inc.	22,000	469,700
SanDisk Corp. (a)	20,000	253,000
Total Computers & Peripherals		722,700

Consumer Finance - 2.3%
American Express Co.	15,000	204,450
SLM Corp. (a)	45,000	222,750
Total Consumer Finance		427,200

Containers & Packaging - 0.1%
Myers Industries, Inc.	3,000	18,420
Diversified Consumer Services - 1.2%
Corinthian Colleges, Inc. (a)	4,000	77,800
H&R Block, Inc.	8,000	145,520
Total Diversified Consumer Services		223,320

Diversified Telecommunication Services - 2.7%
Asia Satellite Telecommunications Holdings Ltd.	40,000	41,803
BCE, Inc.	20,000	398,000
Cincinnati Bell, Inc. (a)	20,000	46,000
Total Diversified Telecommunication Services		485,803

Electric Utilities - 2.2%
DPL, Inc.	2,000	45,080
Great Plains Energy, Inc.	22,256	299,788
Westar Energy, Inc.	3,000	52,590
Total Elecric Utilities		397,458

Electrical Equipment - 1.6%
Belden, Inc.	1,000	12,510
Cooper Industries Ltd. - Class A	2,000	51,720
SL Industries, Inc. (a)	16,000	73,920
Thomas & Betts Corp. (a)	6,000	150,120
Total Electrical Equipment		288,270

Electronic Equipment, Instruments & Components - 0.6%
Park Electrochemical Corp.	6,000	103,680
Energy Equipment & Services - 0.2%
Rowan Cos, Inc.	2,500	29,925
Food & Staples Retailing - 0.2%
SUPERVALU, Inc.	3,000	42,840
Food Products - 5.5%
Cadbury PLC - ADR	19,000	575,700
Campbell Soup Co.	2,000	54,720
Sara Lee Corp.	20,000	161,600
Tootsie Roll Industries, Inc.	10,000	217,200
Total Food Products		1,009,220

Health Care Equipment & Supplies - 0.5%
Arthrocare Corp. (a)	12,000	58,800
Conmed Corp. (a)	1,500	21,615
RTI Biologics, Inc. (a)	3,000	8,550
Total Health Care Equipment & Supplies		88,965

Health Care Providers & Services - 1.1%
Chemed Corp.	5,000	194,500
Health Care Technology - 0.2%
AMICAS, Inc. (a)	15,000	30,450
Hotels, Restaurants & Leisure - 2.5%
Boyd Gaming Corp.	16,000	59,680
Churchill Downs, Inc.	6,000	180,360
Dover Motorsports, Inc.	2,000	3,700
Ladbrokes PLC	8,000	21,035
MGM Mirage (a)	12,000	27,960
The Steak N Shake Co. (a)	23,000	174,110
Total Hotels, Restaurants & Leisure		466,845

Household Durables - 0.9%
Harman International Industries, Inc.	7,000	94,710
Nobility Homes, Inc.	5,000	36,250
Skyline Corp.	2,200	41,822
Total Household Durables		172,782

Independent Power Producers & Energy Traders - 3.2%
Constellation Energy Group, Inc.	25,000	516,500
NRG Energy, Inc. (a)	4,000	70,400
Total Independent Power Producers & Energy Traders		586,900

Insurance - 1.1%
CNA Surety Corp. (a)	4,000	73,760
Willis Group Holdings Ltd.	6,000	132,000
Total Insurance		205,760

Internet Software & Services - 1.4%
Yahoo!, Inc. (a)	20,000	256,200
IT Services - 0.1%
Affiliated Computer Services, Inc. - Class A (a)	500	23,945
Leisure Equipment & Products - 0.0%
The Fairchild Corp. - Class A (a)	800	9
Machinery - 1.5%
Ampco-Pittsburgh Corp.	10,000	132,600
Navistar International Corp. (a)	4,000	133,840
Total Machinery		266,440

Media - 6.6%
Cablevision Systems Corp. - Class A	30,000	388,200
CBS Corp. - Class A Voting	9,000	35,280
Clear Channel Outdoor Holdings, Inc. - Class A (a)	30,000	110,100
Cox Radio, Inc. - Class A (a)	2,000	8,200
The DIRECTV Group, Inc. (a)	1,000	22,790
Discovery Communications, Inc. - Class A (a)	5,000	80,100
Discovery Communications, Inc. - Class C (a)	1,000	14,650
DISH Network Corp. - Class A (a)	14,000	155,540
Fisher Communications, Inc.	12,009	117,208
Hearst-Argyle Television, Inc. (a)	2,000	8,320
Liberty Media Corp. - Capital Series A (a)	1,000	6,980
Liberty Media Corp. - Entertainment Series A (a)	12,000	239,400
Media General, Inc. - Class A	6,000	11,520
Salem Communications Corp. - Class A (a)	2,000	1,120
Total Media		1,199,408

Metals & Mining - 3.7%
Alcoa, Inc.	36,000	264,240
Lonmin PLC	2,500	51,045
Rio Tinto PLC - ADR	2,500	335,150
WHX Corp. (a)	4,000	26,800
Total Metals & Mining		677,235

Multi-Utilities - 1.8%
GDF Suez - Strip VVPR (a)(d)	3,054	4
NorthWestern Corp.	15,000	322,200
Total Multi-Utilities		322,204

Oil, Gas & Consumable Fuels - 1.1%
Alpha Natural Resources, Inc. (a)	3,000	53,250
Anadarko Petroleum Corp.	1,500	58,335
Chevron Corp.	1,000	67,240
James River Coal Co. (a)	1,000	12,340
WesternZagros Resources Ltd. (a)	15,000	6,900
Total Oil, Gas & Consumable Fuels		198,065

Pharmaceuticals - 5.5%
Indevus Pharma Escrow (a)(c)	10,000	11,000
Schering-Plough Corp.	12,800	301,440
Wyeth	16,000	688,640
Total Pharmaceuticals		1,001,080

Semiconductors & Semiconductor Equipment - 0.4%
International Rectifier Corp. (a)	5,000	67,550
Software - 1.9%
GSE Systems, Inc. (a)	2,500	14,875
I2 Technologies, Inc. (a)	2,000	15,800
Mentor Graphics Corp. (a)	12,000	53,280
Take-Two Interactive Software, Inc.	32,000	267,200
Total Software		351,155

Specialty Retail - 0.2%
Midas, Inc. (a)	5,000	39,600
Textiles, Apparel & Luxury Goods - 0.0%
Heelys, Inc.	4,000	6,840
Thrifts & Mortgage Finance - 1.2%
Flushing Financial Corp.	2,000	12,040
NewAlliance Bancshares, Inc.	18,000	211,320
Total Thrifts & Mortgage Finance		223,360

Trading Companies & Distributors - 0.6%
Kaman Corp.	8,500	106,590
Wireless Telecommunication Services - 13.8%
Centennial Communications Corp. (a)	200,000	1,652,000
Millicom International Cellular SA	3,500	129,640
Price Communications Corp. Liquid Trust (a)(c)	1,000	0
Sprint Nextel Corp. (a)	40,000	142,800
Telephone & Data Systems, Inc. - Special Shares	18,000	425,700
US Cellular Corp. (a)	6,000	200,040
Total Wireless Telecommunication Services		2,550,180

TOTAL COMMON STOCKS (Cost $22,166,162)		$16,316,498

CONVERTIBLE PREFERRED STOCKS - 0.1%
Media - 0.1%
Shaw Communications, Inc. - Class B	1,000	15,150
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,892)		$15,150

RIGHTS - 0.0%
Pharmaceuticals - 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	9,000	3,330
TOTAL RIGHTS (Cost $0)		$3,330

Total Investments (Cost $22,179,054) - 89.2%		$16,334,978

	Principal
	Amount
REPURCHASE AGREEMENTS - 10.8%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $1,979,605 (b)	$1,979,599	$1,979,599
TOTAL REPURCHASE AGREEMENTS (Cost $1,979,599)		$1,979,599

Liabilities in Excess of Other Assets - 0.0%		(6,866)
TOTAL NET ASSETS - 100.0%		$18,307,711

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Fair-valued security. The market value of these securities total $11,000, which represents 0.1% of total net assets.
(d) Illiquid security identified by Investment Advisor. The market value of these securities total $4, which represents 0.0% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$25,251,274
Gross unrealized appreciation	782,060
Gross unrealized depreciation	(7,718,757)
Net unrealized appreciation (depreciation)	$(6,936,697)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$16,323,978	$—	$—
Level 2 - Other significant observable inputs	1,979,599	—	—
Level 3 - Significant unobservable inputs	11,000	—	—
Total	$18,314,577	$—	$—

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$—	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)*	—	—	—
Change in unrealized appreciation
(depreciation)	11,000	—	—
Net purchases (sales)	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 3/31/09	$11,000	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at March 31, 2009	$11,000	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)
	Shares	Value
COMMON STOCKS - 64.5%
Chemicals - 3.2%
Agrium, Inc.	6,000	$214,740
Migao Corp. (a)	50,000	264,911
The Mosaic Co.	5,000	209,900
Neo Material Technologies, Inc. (a)	150,000	145,146
Potash Corp. of Saskatchewan	2,100	169,701
Sociedad Quimica y Minera De Chile SA - ADR	3,000	79,680
Total Chemicals		1,084,078

Commercial Services & Supplies - 0.8%
Covanta Holding Corp. (a)	7,000	91,630
EnerNOC, Inc. (a)	3,000	43,620
Tetra Tech, Inc. (a)	6,000	122,280
Total Commercial Services & Supplies		257,530

Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	6,000	128,700
Diversified Financial Services - 0.3%
Climate Exchange PLC (a)	7,500	88,243
Electric Utilities - 0.1%
Acciona SA	500	51,450
Electrical Equipment - 3.6%
Active Power, Inc. (a)	55,350	33,210
American Superconductor Corp. (a)	5,000	86,550
Centrotherm Photovoltaics AG	5,000	130,203
Clear Skies Solar, Inc. (a)	66,428	6,643
Energy Conversion Devices, Inc. (a)	2,000	26,540
First Solar, Inc. (a)	900	119,430
Gamesa Corp. Tecnologica SA	8,000	102,675
GT Solar International, Inc. (a)	15,000	99,600
Heliocentris Fuel Cells AG (a)	20,000	125,686
ITM Power PLC (a)	25,000	3,497
Nordex AG (a)	7,975	102,777
Q-Cells SE (a)	3,000	58,512
Solarworld AG	5,800	118,825
Vestas Wind System A/S (a)	4,000	175,515
Total Electrical Equipment		1,189,663

Electronic Equipment, Instruments & Components - 1.0%
Catch The Wind Ltd. (Acquired 8/8/2008, Cost $187,707) (a) (c) (d)	148,000	93,908
Itron, Inc. (a)	3,000	142,050
SunPower Corp. - Class A (a)	4,000	95,120
Total Electronic Equipment, Instruments & Components		331,078

Energy Equipment & Services - 0.8%
Aeroquest International Ltd. (a)	154,000	36,033
Hanwei Energy Services Corp. (a)	215,000	231,916
Total Energy Equipment & Services		267,949

Food Products - 0.4%
Archer-Daniels-Midland Co.	3,000	83,340
Bunge Ltd.	1,000	56,650
Total Food Products		139,990

Independent Power Producers & Energy Traders - 1.0%
Iberdrola Renovables SA (a)	15,000	62,179
McKenzie Bay International Ltd. (Acquired 9/2/2008-9/5/2008, Cost $95,023) (a) (c) (d)	1,190,000	95,200
Ormat Technologies, Inc.	3,000	82,380
Sechilienne-Sidec	2,200	69,741
US Geothermal, Inc. (a)	29,300	20,803
Total Independent Power Producers & Energy Traders		330,303

Machinery - 0.6%
Badger Meter, Inc.	4,000	115,560
China Wind Systems, Inc. (a)	86,000	43,000
Energy Recovery, Inc. (a)	5,000	38,000
Total Machinery		196,560

Marine - 0.7%
Navios Maritime Partners LP	26,200	223,440
Metals & Mining - 7.2%
Apollo Gold Corp. (a)	1,435,000	444,850
Canplats Resources Corp. (a)	175,000	278,990
Capital Gold Corp. (a)	210,000	116,593
Capital Gold Corp. (a)	105,900	60,363
Capstone Mining Corp. (a)	145,500	192,723
Dynasty Metals & Mining, Inc. (a)	140,000	565,197
Energold Drilling Corp. (a)	132,100	145,637
MagIndustries Corp. (a)	830,000	230,409
Major Drilling Group International, Inc.	6,000	57,487
Phoscan Chemical Corp. (a)	505,500	116,271
Tournigan Energy Ltd. (a)	1,141,500	176,932
Total Metals & Mining		2,385,452

Oil, Gas & Consumable Fuels - 42.3%
BreitBurn Energy Partners LP	64,800	423,144
Capital Product Partners LP - ADR	65,300	450,570
Carnarvon Petroleum Ltd. (a)	844,999	211,526
Copano Energy LLC	65,800	876,456
Delavaco Energy, Inc. (Acquired 7/28/2008, Cost $490,388) (a) (c) (d) (e)	250,000	396,574
Enbridge Energy Partners LP	14,300	427,999
Enbridge Energy Management LLC (a)	18,500	535,945
Energy Transfer Partners LP	12,000	442,680
Enterprise Products Partners LP	19,600	436,100
Falcon Oil & Gas Ltd. (a)	800,000	187,183
Genesis Energy LP	42,500	434,775
Hathor Exploration Ltd. (a)	198,000	306,234
Kinder Morgan Energy Partners LP	18,700	873,664
Kinder Morgan Management LLC (a)	39,500	1,610,020
Linn Energy LLC	29,300	436,570
Magellan Midstream Partners LP	14,900	437,613
Martin Midstream Partners LP	24,400	457,988
Oilex Ltd. (a)	315,000	48,188
ONEOK Partners LP	21,600	878,040
OSG America LP	29,400	239,610
Pan Orient Energy Corp. (a)	29,480	94,697
Pengrowth Energy Trust	185,200	1,033,416
Plains All American Pipeline LP	23,500	863,860
Provident Energy Trust	285,700	1,062,804
Riversdale Mining Ltd. (a)	22,500	55,228
Targa Resources Partners LP	99,500	891,520
Total Oil, Gas & Consumable Fuels		14,112,404

Paper & Forest Products - 2.0%
Cathay Forest Products Corp. (a)	645,500	135,674
Shanghai Songrui Forestry Products, Inc. (Acquired 6/19/2008 and 12/19/2008, Cost $650,118) (a) (c) (d) (e)	660,000	523,477
Total Paper & Forest Products		659,151

Semiconductors & Semiconductor Equipment - 0.1%
Surfect Holdings, Inc. (Acquired 7/31/2008, Cost $300,000) (a) (c) (d)	6,000,000	42,000
TOTAL COMMON STOCKS (Cost $27,268,231)		$21,487,991

INVESTMENT COMPANIES - 22.8%
Energy Select Sector SPDR Fund	24,600	1,044,516
Fiduciary/Claymore MLP Opportunity Fund	79,236	1,061,762
Kayne Anderson Energy Total Return Fund	75,068	1,082,481
Kayne Anderson MLP Investment Co.	57,079	1,134,730
Tortoise Energy Capital Corp.	69,600	1,098,984
Tortoise Energy Infrastructure Corp.	52,700	1,096,160
Utilities Select Sector SPDR Fund	42,200	1,077,788
TOTAL INVESTMENT COMPANIES (Cost $8,207,914)		$7,596,421

EXCHANGE TRADED NOTES - 3.2%
BearLinx Alerian MLP Select Index ETN	46,200	1,062,600
TOTAL EXCHANGE TRADED NOTES (Cost $1,029,188)		$1,062,600

RIGHTS - 0.0%
Heliocentris Fuel Cells Rights (a) (e)	20,000	0
TOTAL RIGHTS (Cost $0)		$0

WARRANTS - 0.0%
Shanghai Songrui Warrants
Expiration: June 2010, Exercise Price: $1.50 (Acquired 6/19/2008 and 12/19/2008, Cost $0) (a) (c) (d) (e)	330,000	0
TOTAL WARRANTS (Cost $0)		$0

	Contracts
PURCHASED OPTIONS - 0.1%
Call Options - 0.0%
American Superconductor Corp.
Expiration: April 2009, Exercise Price: $17.50	50	8,000
Covanta Holding Corp.
Expiration: April 2009, Exercise Price: $15.00	50	500
Total Call Options		8,500

Put Options - 0.1%
Agrium Inc.
Expiration: April 2009, Exercise Price: $35.00	60	11,040
Potash Corp. of Saskatchewan
Expiration: April 2009, Exercise Price: $80.00	21	10,710
The Mosaic Co.
Expiration: April 2009, Exercise Price: $40.00	50	12,000
Total Put Options		33,750

TOTAL PURCHASED OPTIONS (Cost $66,879)		$42,250

Total Investments (Cost $36,572,212) - 90.6%		$30,189,262
	Principal
	Amount
REPURCHASE AGREEMENTS - 8.8%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $2,940,556 (b)	$2,940,547	2,940,547
TOTAL REPURCHASE AGREEMENTS (Cost $2,940,547)		$2,940,547

Other Assets in Excess of Liabilities - 0.6%		210,907
TOTAL NET ASSETS - 100.0%		$33,340,716

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2009, the market value of these securities total $1,151,159, which represents 3.5% of total net assets.
(d) Illiquid Security identified by Investment Advisor. The market value of these securities total $1,151,159, which represents 3.5% of total net assets.
(e) Fair-valued security. The market value of these securities total $920,051, which represents 2.8% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$42,470,349
Gross unrealized appreciation	3,103,090
Gross unrealized depreciation	(12,443,630)
Net unrealized appreciation (depreciation)	$(9,340,540)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$28,908,599	$177,863	$19,665
Level 2 - Other significant observable inputs	3,301,159	—	—
Level 3 - Significant unobservable inputs	920,051	—	—
Total	$33,129,809	$177,863	$19,665

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$939,651	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)*	—	—	—
Change in unrealized appreciation
(depreciation)	(19,600)	—	—
Net purchases (sales)	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 3/31/09	$920,051	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at March 31, 2009	$(19,600)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

FAS 161 - Summary of Derivative Instruments and Hedging Activities at March 31, 2009

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities (“FAS 161”).
FAS 161 requires tabular disclosure summarizing derivative instruments by primary risk exposure (e.g. interest rate, credit, equity, or foreign exchange.)
The following table discloses the balance sheet location and period-end fair value for equity contracts.

	Asset Derivatives 2009		Liability Derivatives 2009
Description	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Options	Receivables	$ —	Payables	$ 19,665
Purchased Options	Receivables	42,250	Payables	—

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)
	Shares	Value
COMMON STOCKS
Perma-Fix Environmental Services	7,499	$14,623
TOTAL COMMON STOCKS (Proceeds $10,812)		14,623

INVESTMENT COMPANIES
ProShares Ultra Dow30	7,000	163,240
TOTAL INVESTMENT COMPANIES (Proceeds $163,744)		163,240

Total Securities Sold Short (Proceeds $174,556)		$177,863

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Options Written
March 31, 2009 (Unaudited)
	Contracts	Value
Call Options
Agrium, Inc.
Expiration: April 2009, Exercise Price: $40.00	60	$4,200
American Superconductor Corp.
Expiration: April 2009, Exercise Price: $20.00	50	2,750
Potash Corp. of Saskatchewan
Expiration: April 2009, Exercise Price: $95.00	21	2,730
Total Call Options		9,680

Put Options
Agrium, Inc.
Expiration: April 2009, Exercise Price: $30.00	60	3,000
Covanta Holding Corp.
Expiration: April 2009, Exercise Price: $12.50	50	1,750
Potash Corp. of Saskatchewan
Expiration: April 2009, Exercise Price: $70.00	21	3,885
The Mosaic Co.
Expiration: April 2009, Exercise Price: $30.00	50	1,350
Total Put Options		9,985
Total Options Written (Premiums received $44,851)		$19,665

Underlying Funds Trust
The Distressed/Hedged Income Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)
		Shares	Value
COMMON STOCKS - 1.9%
Independent Power Producers & Energy Traders - 1.2%
Calpine Corp. (a)		69,591	$473,915
Machinery - 0.1%
Luxfer (a) (i)		23,050	16,536
Media - 0.0%
Vertis Holdings, Inc. (Acquired 10/15/2008, Cost $686,998) (a) (b) (f) (i)		16,276	0
Paper & Forest Products - 0.1%
Tembec, Inc. (a)		73,333	52,057
Transportation Infrastructure - 0.5%
Dura Automotive Systems, Inc. (Acquired 7/1/2008, Cost $2,488,743) (a) (b) (h)		137,067	$197,036
TOTAL COMMON STOCKS (Cost $5,248,509)			$739,544

INVESTMENT COMPANIES - 3.4%
iShares Russell 2000 Index Fund		31,900	1,337,886
TOTAL INVESTMENT COMPANIES (Cost $2,172,880)			$1,337,886

CONVERTIBLE PREFERRED STOCKS - 1.7%
Transportation Infrastructure - 1.7%
Dura Operating Corp. 20% (Acquired 6/25/2008-3/31/2009, Cost $4,015,103) (a) (b) (h)		46,055	662,052
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,015,103)			$662,052

		Principal
		Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%
Countrywide Asset-Backed Certificates
Series 2007-SEA1 Class 2B1, 5.000%, 12/25/2036 (Acquired 10/26/2007, Cost $27,088) (b) (i)		60,000	8,550
Series 2007-SEA1 Class 2M5, 2.322%, 02/25/2037 (Acquired 10/26/2007, Cost $58,381) (b) (i)		84,000	18,480
Series 2007-QH1 Class B1, 5.000%, 02/25/2037 (Acquired 7/30/2007, Cost $89,230) (b) (i)		106,000	2,252
Series 2007-QX1 Class M3, 2.322%, 04/25/2037 (Acquired 10/26/2007, Cost $138,149) (b) (i)		247,000	56,810
Series 2007-QH2 Class B1, 5.000%, 04/25/2037 (Acquired 6/20/2007, Cost $83,405) (b) (i)		100,000	11,750
Series 2007-QX1 Class M1, 1.772%, 05/25/2037 (Acquired 10/26/2007, Cost $71,798) (b)		96,000	46,922
Series 2007-QX1 Class M2, 2.022%, 05/25/2037 (Acquired 10/26/2007, Cost $248,925) (b)		342,000	116,098
Series 2007-QX1 Class M4, 2.322%, 05/25/2037 (Acquired 10/26/2007, Cost $54,511) (b) (i)		107,000	17,655
Series 2007-QX1 Class B1, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $107,675) (b) (i)		170,000	7,650
Series 2007-QX1 Class M5, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $124,308) (b) (i)		200,000	30,000
Series 2007-QX1 Class M6, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $49,598) (b) (i)		79,000	10,270
Series 2007-QX1 Class M7, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $41,010) (b) (i)		65,000	5,200
Series 2007-SEA2 Class 2M1, 3.022%, 06/25/2047 (Acquired 10/26/2007, Cost $47,277) (b) (i)		53,000	26,235
Series 2007-SEA2 Class 2M2, 3.022%, 06/25/2047 (Acquired 10/26/2007, Cost $69,853) (b) (i)		81,000	35,868
Series 2007-SEA2 Class 2M3, 3.022%, 06/25/2047 (Acquired 10/26/2007, Cost $119,310) (b) (i)		145,000	57,637
Series 2007-SEA2 Class 2M4, 3.022%, 06/25/2047 (Acquired 10/26/2007, Cost $25,965) (b) (i)		34,000	12,070
Series 2007-SEA2 Class 2B1, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $7,873) (b) (i)		16,000	1,920
Series 2007-SEA2 Class 2M5, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $74,151) (b) (i)		112,000	35,770
Series 2007-SEA2 Class 2M6, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $10,121) (b) (i)		16,000	3,920
Federal Home Loan Mortgage Corp.
Series 2591 Class IB, 5.500%, 02/15/2030 (g)		278,954	20,394
QHL-1 1st Funding Loan
12.000%, 05/17/2010 (Acquired 5/17/2007-6/15/2007, Cost $1,845,000) (b) (d) (f) (h)		1,845,000	1,423,530
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/25/2013 (Acquired 10/22/2007, Cost $389,961) (b) (i)		660,723	13,596
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, Cost $731,493) (b) (i)		759,590	586,134
Series 2007-QHL1 Class P, 0.000%, 10/25/2038 (Acquired 10/22/2007, Cost $37,725) (b) (i)		5,614,772	0
Series 2007-QHL1 Class X, 0.000%, 10/25/2038 (Acquired 10/22/2007, Cost $346,122) (b) (i)		5,614,772	0
Series 2007-QHL1 Class M1, 2.022%, 10/25/2038 (Acquired 10/22/2007, Cost $239,061) (b) (i)		260,000	100,100
Series 2007-QHL1 Class M2, 2.022%, 10/25/2038 (Acquired 10/22/2007, Cost $190,859) (b) (i)		217,000	72,424
Series 2007-QHL1 Class M3, 2.022%, 10/25/2038 (Acquired 10/22/2007, Cost $204,455) (b) (i)		255,000	61,200
Series 2007-QHL1 Class M4, 2.022%, 10/25/2038 (Acquired 10/22/2007, Cost $90,808) (b) (i)		118,000	14,160
Series 2007-QHL1 Class B1, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $106,542) (b) (i)		160,000	8,000
Series 2007-QHL1 Class M5, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $166,550) (b) (i)		229,000	25,190
Series 2007-QHL1 Class M6, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $62,698) (b) (i)		89,000	7,565
Series 2007-QHL1 Class M7, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $59,996) (b) (i)		87,000	5,872
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,956,497)			$2,843,222

CONVERTIBLE BONDS - 1.7%
Auto Components - 1.7%
Standard Motor Products, Inc.
6.750%, 07/15/2009		780,000	679,575
TOTAL CONVERTIBLE BONDS (Cost $773,932)			$679,575

CORPORATE BONDS - 68.3%
Airlines - 0.9%
American Airlines, Inc. Equipment Trust 1990
10.610%, 03/04/2010		500,000	341,250
Apparel Retail - 0.2%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011		506,000	70,840
Auto Components - 2.7%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014		1,000,000	70,000
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014 (f)		1,000,000	600,000
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013 (f)		1,000,000	195,000
Lear Corp.
8.750%, 12/01/2016		1,000,000	205,000
Total Auto Components			1,070,000

Building Products - 1.3%
Dayton Superior Corp.
13.000%, 06/15/2009 (d)		381,000	264,795
Ply Gem Industries, Inc.
9.000%, 02/15/2012		1,000,000	247,500
Total Building Products			512,295

Chemicals - 2.2%
Momentive Performance Materials, Inc.
11.500%, 12/01/2016 (c)		2,000,000	375,000
Nova Chemicals Corp.
7.400%, 04/01/2009		500,000	500,000
Total Chemicals			875,000

Commercial Services & Supplies - 1.5%
Aleris International, Inc.
10.000%, 12/15/2016 (d) (f)		1,000,000	700
Koosharem Corp.
5.250%, 07/01/2014 (i)		1,073,981	257,755
West Corp.
9.500%, 10/15/2014		500,000	348,125
Total Commercial Services & Supplies			606,580

Computers & Peripherals - 0.3%
Intcomex, Inc.
11.750%, 01/15/2011 (i)		380,000	133,000
Construction & Engineering - 0.1%
Autopistas del Sol SA
7.000%, 06/15/2009 (Acquired 2/27/2008, Cost $54,796) (b) (i)		55,000	49,500
Consumer Finance - 3.0%
Discover Financial Services
1.861%, 06/11/2010 (c)		915,000	790,382
Ford Motor Credit Co., LLC
9.750%, 09/15/2010 (c)		500,000	411,323
Total Consumer Finance			1,201,705

Containers & Packaging - 5.0%
Berry Plastic Holdings Corp.
10.250%, 03/01/2016		1,000,000	415,000
Caraustar Industries, Inc.
7.375%, 06/01/2009		1,000,000	465,000
Constar International, Inc.
11.000%, 12/01/2012 (d)		292,000	5,840
Portola Packaging, Inc.
8.250%, 02/01/2012 (d) (f)		1,000,000	361,250
Solo Cup Co.
8.500%, 02/15/2014		1,000,000	730,000
Total Containers & Packaging			1,977,090

Diversified Telecommunication Services - 4.7%
Primus Telecommunications IHC, Inc.
14.250%, 05/20/2011 (d) (f) (i)		3,000,000	1,195,529
14.250%, 05/20/2011 (Acquired 05/19/2008, Cost $681,818) (b) (d) (f) (i)		500,000	199,255
Securus Technologies, Inc.
11.000%, 09/01/2011		746,000	483,035
Total Diversified Telecommunications			1,877,819
Electrical Equipment - 1.5%
Coleman Cable, Inc.
9.875%, 10/01/2012		1,000,000	570,000
International Wire Group, Inc.
10.000%, 10/15/2011 (i)		26,000	21,450
Total Electrical Equipment			591,450

Electronic Equipment, Instruments & Components - 1.2%
Viasystems, Inc.
10.500%, 01/15/2011		722,000	465,690
Food & Staples Retailing - 1.1%
Duane Reade, Inc.
9.750%, 08/01/2011		350,000	199,500
Rite Aid Corp.
8.625%, 03/01/2015		1,000,000	225,000
Total Food & Staples Retailing			424,500

Health Care Equipment & Supplies - 1.9%
Accellent, Inc.
10.500%, 12/01/2013		1,000,000	737,500
Health Care Providers & Services - 1.3%
Select Medical Corp.
8.834%, 09/15/2015 (c)		1,000,000	535,000
Hotels, Restaurants & Leisure - 5.7%
Buffets, Inc.
12.500%, 11/01/2014 (d)		1,000,000	100
Denny's Holdings, Inc.
10.000%, 10/01/2012		500,000	432,500
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010		500,000	52,500
Perkins & Marie Callender's, Inc.
10.000%, 10/01/2013		1,000,000	400,000
Real Mex Restaurants, Inc.
10.000%, 04/01/2010 (c)		500,000	395,000
Silverleaf Resorts, Inc.
8.000%, 04/01/2010 (i)		1,200,000	960,000
Total Hotels, Restaurants & Leisure			2,240,100

Household Durables - 0.1%
TOUSA, Inc.
9.000%, 07/01/2010 (d) (f)		1,000,000	20,000
Waterford Wedgwood PLC
9.875%, 12/01/2010 (Acquired 1/30/2008, Cost $530,970) (b) (d) (f)	EUR	500,000	6,643
Total Household Durables			26,643

Household Products - 0.7%
Spectrum Brands, Inc.
12.500%, 10/02/2013 (d)		$1,000,000	275,000
IT Services - 0.8%
Unisys Corp.
6.875%, 03/15/2010		750,000	322,500
Machinery - 4.3%
Fantuzzi Finance SA
10.750%, 07/16/2020 (d) (f) (h)	EUR	822,000	764,478
Luxfer Holdings
11.330%, 02/06/2012 (i)		$80,000	74,612
Milacron Escrow Corp.
11.500%, 05/15/2011 (d) (f)		1,000,000	205,000
Wolverine Tube, Inc.
10.500%, 04/01/2009		750,000	645,000
Total Machinery			1,689,090

Media - 3.5%
American Media Operations, Inc.
10.250%, 05/01/2009 (f) (i)		2,000,000	624,072
10.250%, 05/01/2009 (Acquired 1/18/2008, Cost $0) (b) (f) (i)		36,360	11,345
Charter Comm. Holdings I LLC/Charter Comm. Holdings I Capital Corp.
13.500%, 01/15/2014 (d)		1,000,000	11,250
11.750%, 05/15/2014 (d)		1,000,000	11,250
Knight Ridder, Inc.
7.125%, 06/01/2011		750,000	150,000
Satelites Mexicanos SA de CV
10.209%, 11/30/2011 (c)		500,000	290,000
The Sheridan Group, Inc.
10.250%, 08/15/2011		500,000	292,500
Vertis, Inc.
13.500%, 04/01/2014 (f)		305,714	2,675
Total Media			1,393,092

Metals & Mining - 2.0%
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (d)		25,000	1,750
Frontera Copper Corp.
10.000%, 06/15/2010	CAD	1,300,000	515,546
Neenah Foundary Corp.
9.500%, 01/01/2017 (f)		$1,000,000	265,000
Total Metals & Mining			782,296

Multi-line Retail - 1.4%
Brookstone Co, Inc.
12.000%, 10/15/2012		1,000,000	450,000
Dollar General Corp.
8.625%, 06/15/2010 (i)		125,000	117,500
Total Multi-line Retail			567,500

Oil, Gas & Consumable Fuels - 6.5%
Callon Petroleum Co.
9.750%, 12/08/2010		500,000	200,000
Coalcorp Mining, Inc.
12.000%, 08/31/2011		600,000	342,000
Harvest Operations Corp.
7.875%, 10/15/2011		1,291,000	881,107
National Coal Corp.
10.500%, 12/15/2010		750,000	588,750
Ship Finance International Ltd.
8.500%, 12/15/2013		750,000	510,000
Transmeridian Exploration, Inc.
12.000%, 12/15/2010 (d) (f)		1,250,000	62,500
Total Oil, Gas & Consumable Fuels			2,584,357

Paper & Forest Products - 1.0%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (Acquired 4/1/2008 and 2/12/2009, Cost $404,090) (b) (d)		531,000	79,650
Cellu Tissue Holdings, Inc.
9.750%, 03/15/2010		350,000	308,000
Total Paper & Forest Products			387,650

Real Estate Investment Trusts (REITs) - 0.8%
iStar Financial, Inc.
5.375%, 04/15/2010		500,000	320,000
Road & Rail - 0.4%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010		500,000	160,000
Semiconductors & Semiconductor Equipment - 2.9%
Amkor Technology, Inc.
7.750%, 05/15/2013		1,000,000	805,000
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		1,000,000	180,000
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
6.875%, 12/15/2011 (d)		2,000,000	20,000
NXP BV / NXP Funding LLC
9.500%, 10/15/2015 (Acquired 9/26/2007, Cost $947,852) (b) (f)		1,000,000	110,000
Spansion LLC
11.250%, 01/15/2016 (Acquired 8/2/2007, Cost $955,575) (b) (d)		1,000,000	22,500
Total Semiconductors & Semiconductor Equipment			1,137,500

Special Purpose Entity - 0.3%
Winterhaven Finance BV
8.750%, 12/11/2028 (d) (f) (h)		640,000	128,000
Specialty Retail - 3.7%
Ames True Temper, Inc.
10.000%, 07/15/2012		1,000,000	500,000
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014		1,000,000	310,000
Claires Stores, Inc.
9.625%, 06/01/2015		1,051,877	210,376
Linens 'n Things, Inc.
10.981%, 01/15/2014 (d)		851,159	59,581
Remington Arms Co., Inc.
10.500%, 02/01/2011		448,000	376,320
Total Specialty Retail			1,456,277

Textiles, Apparel & Luxury Goods - 0.3%
GFSI, Inc.
11.000%, 06/01/2011 (Acquired 9/19/2007, Cost $63,754) (b) (c)		62,000	46,500
Industrias Unidas
8.750%, 03/26/2049 (i)		160,000	80,000
Total Textiles, Apparel & Luxury Goods			126,500

Transportation Infrastructure - 5.0%
Dura 2nd Lien Note
13.721%, 06/25/2018 (Acquired 6/25/2008-3/31/2009, Cost $2,200,965) (b) (h)		2,829,851	1,847,112
USF Corp.
8.500%, 04/15/2010		250,000	112,500
Total Transportation Infrastructure			1,959,612

TOTAL CORPORATE BONDS (Cost $63,900,659)			$27,025,336

CERTIFICATES OF DEPOSIT - 0.0%
Capital One Bank USA N.A.
4.300%, 04/20/2009		$7,000	7,011
TOTAL CERTIFICATES OF DEPOSIT (Cost $6,983)			7,011

OTHER SECURITIES - 6.0%
SlavInvestBank Loan Participation Notes
9.875%, 12/21/2009		100,000	43,500
T4/Halcyon Loan
15.000%, 05/04/2010 (Acquired 5/4/2007-3/27/2009, Cost $921,384) (b) (f) (h)		921,385	921,385
T4/Halcyon Participation Units
Expiration: May 2010, Exercise Price: $1.00 (Acquired 4/30/2008, Cost $0) (b) (f) (h)		14,340	1,434,009
TOTAL OTHER SECURITIES (Cost $981,540)			2,398,894

Total Investments (Cost $83,056,103) - 90.2%			35,693,520

REPURCHASE AGREEMENTS - 4.3%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $1,673,746 (e)		1,673,741	1,673,741
TOTAL REPURCHASE AGREEMENTS (Cost $1,673,741)			$1,673,741

Other Assets in Excess of Liabilities - 5.5%			2,191,994
TOTAL NET ASSETS - 100.0%			$39,559,255

Footnotes

Percentages are stated as a percent of net assets.

CAD Canadian Dollar
EUR European Monetary Unit
(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2009, the market value of these securities total $ 8,409,815 which represents 21.3% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2009.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $8,530,371 which represents 21.6% of total net assets.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at March 31, 2009.
(h) Fair-valued security. The market value of these securities total $7,377,602, which represents 18.7% of total net assets.
(i) Security valued utilizing a single broker source. The market value of these securities total $4,976,832, which represents 12.6% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$84,729,844
Gross unrealized appreciation	1,549,253
Gross unrealized depreciation	(48,911,836)
Net unrealized appreciation (depreciation)	$(47,362,583)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$1,863,857	$121,041	$—
Level 2 - Other significant observable inputs	23,148,967	50,000	—
Level 3 - Significant unobservable inputs	12,354,437	—	—
Total	$37,367,261	$171,041	$—

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$11,363,167	$—	$—
Accrued discounts/premiums	43,273	—	—
Realized gain (loss)*	(2,897)	—	—
Change in unrealized appreciation
(depreciation)	(11,794)	—	—
Net purchases (sales)	331,856	—	—
Transfer in and/or out of Level 3	630,832	—	—
Balance as of 3/31/09	$12,354,437	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at March 31, 2009	$(11,794)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Distressed/Hedged Income Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)
	Shares	Value
COMMON STOCKS
Carmax, Inc.	9,730	$121,041
TOTAL COMMON STOCKS (Proceeds $146,221)		121,041

	Principal
	Amount
CORPORATE BONDS
Station Casinos, Inc.
6.50%, 02/01/2014 (a)	$1,000,000	50,000
TOTAL CORPORATE BONDS (Proceeds $712,082)		50,000
Total Securities Sold Short (Proceeds $858,303)		$171,041

Footnotes

(a) Default or other conditions exist and security is not presently accruing income.

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)
	Shares	Value
COMMON STOCKS - 49.2%
Airlines - 0.1%
Jazz Air Income Fund	15,365	$38,754
Biotechnology - 0.1%
CytRx Corp. (a) (f)	43,820	15,337
Building Products - 0.0%
Armstrong World Industries, Inc. (a) (f)	29	319
Chemicals - 7.1%
Arabian American Development Co. (a) (f)	61,817	93,344
GenTek, Inc. (a)	133,505	2,335,002
OM Group, Inc. (a)	5,628	108,733
Rockwood Holdings, Inc. (a)	6,680	53,039
Solutia, Inc. (a)	21,300	39,831
Texas Petrochemicals, Inc. (a) (f)	20,300	71,050
WR Grace & Co. (a)	22,863	144,494
Total Chemicals		2,845,493

Commercial Services & Supplies - 4.7%
The Brink's Co.	10,568	279,630
Cornell Cos., Inc. (a) (b)	36,508	597,636
The Geo Group, Inc. (a)	75,009	993,869
Total Commercial Services & Supplies		1,871,135

Computers & Peripherals - 0.3%
Adaptec, Inc. (a)	9,805	23,532
NCR Corp. (a)	12,556	99,820
Total Computers & Peripherals		123,352

Construction & Engineering - 1.0%
EMCOR Group, Inc. (a)	1,100	18,887
Foster Wheeler AG (a)	7,362	128,614
KBR, Inc.	19,241	265,718
Total Construction & Engineering		413,219

Consumer Finance - 0.0%
Cardtronics, Inc. (a)	8,610	15,240
Diversified Consumer Services - 0.7%
Brink's Home Security Holdings, Inc. (a)	12,688	286,749
Diversified Financial Services - 2.1%
BPW Acquisition Corp. (a)	300	2,808
CIT Group, Inc.	31,062	88,527
Resource America, Inc. - Class A	184,121	734,643
Sapphire Industrials Corp. (a)	900	8,577
Trian Acquisition I Corp. (a)	300	2,793
Triplecrown Acquisition Corp. (a)	600	5,622
Total Diversified Financial Services		842,970

Electrical Equipment - 0.1%
Sunpower Corp. (a)	2,659	52,648
Electronic Equipment, Instruments & Components - 0.5%
Electronic Control Security, Inc. (a) (f) (h)	1,537,859	200,691
Hotels, Restaurants & Leisure - 1.6%
Center Cut Hospitality, Inc. (a) (f) (g)	14,800	404,780
Famous Dave's Of America, Inc. (a)	68,302	214,468
Total Hotels, Restaurants & Leisure		619,248

Independent Power Producers & Energy Traders - 0.9%
Calpine Corp. (a)	20,129	137,078
Mirant Corp. (a)	3,622	41,291
NRG Energy, Inc. (a)	10,698	188,285
Total Independent Power Producers & Energy Traders		366,654

IT Services - 1.3%
Fidelity National Information Services, Inc.	10,521	191,482
Lender Processing Services, Inc.	9,507	291,009
Online Resources Corp. (a)	8,569	36,076
Total IT Services		518,567

Life Sciences Tools & Services - 0.1%
Innovive Escrow Shares (a) (f) (g)	248,700	38,951
Machinery - 0.2%
Robbins & Myers, Inc.	6,061	91,945
Media - 1.4%
Deutsche Bank Mexicosa SA (a) (f) (i)	2,181	545
Fisher Communications, Inc.	6,989	68,213
Global Traffic Network, Inc. (a)	161,670	489,860
Vertis Holdings, Inc. (a) (f) (i)	2,903	29
Total Media		558,647

Metals & Mining - 1.2%
Ormet Corp. (a) (f)	16,432	4,601
White Mountain Titanium Corp. (Acquired 09/02/2008, Cost $693,200) (a) (b) (f)	866,500	476,575
Total Metals & Mining		481,176

Oil, Gas & Consumable Fuels - 3.8%
Consol Energy, Inc.	2,000	50,480
Elk Horn Coal Member Units (a) (f) (i)	75,977	672,396
International Coal Group Inc. (a)	50,231	80,872
Linn Energy LLC	20,271	302,038
Peabody Energy Corp.	9,077	227,288
Rosetta Resources, Inc. (a)	12,750	63,113
The Williams Cos., Inc.	11,886	135,263
Total Oil, Gas & Consumable Fuels		1,531,450

Paper & Forest Products - 0.1%
Tembec, Inc. (Acquired 03/12/2008, Cost $0) (a) (b) (f)	40,850	28,998
Pharmaceuticals - 0.5%
Access Pharmaceuticals, Inc. (a) (f)	110,480	182,292
Professional Services - 0.6%
TeamStaff, Inc. (a) (f)	188,404	254,345
Real Estate Investment Trusts (REITs) - 0.6%
Huntingdon Real Estate Investment Trust (Acquired 01/17/2008, Cost $3,659,328) (b)	1,704,550	250,112
Real Estate Management & Development - 18.6%
IAT Air Cargo Facilities Income Fund (Acquired 01/19/2008 - 08/20/2008, Cost $18,517,456) (b) (f) (h)	2,686,579	7,457,984
Software - 0.7%
Spare Backup, Inc. (Acquired 09/02/2008, Cost $192,080) (a) (b) (f)	1,382,317	290,287
Tobacco - 0.6%
Lorillard, Inc.	3,517	217,140
Transportation Infrastructure - 0.0%
Sea Containers Ltd. - Class A (a)	7,500	0
Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. (a)	5,888	100,567
TOTAL COMMON STOCKS (Cost $42,514,661)		$19,694,270

INVESTMENT COMPANIES - 2.7%
Financial Select Sector SPDR Fund	78,000	687,180
The Gabelli Global Deal Fund	15,834	196,183
PowerShares DB Agriculture Fund	350	8,572
Proshares UltraShort 20+ Year Treasury Bond Fund	3,500	152,740
WesternOne Equity Income Fund	12,232	33,956
TOTAL INVESTMENT COMPANIES (Cost $1,038,457)		$1,078,631

CONVERTIBLE PREFERRED STOCKS - 0.3%
Diversified Financial Services - 0.3%
CIT Group, Inc.	16,030	101,951
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,132)		$101,951

	Principal
	Amount
CONVERTIBLE BONDS - 0.5%
Real Estate Investment Trusts (REITs) - 0.0%
Huntingdon Real Estate Investment Trust
7.500%, 12/31/2011	$1,750	625
Semiconductors & Semiconductor Equipment - 0.5%
Jazz Technologies, Inc.
8.000%, 12/31/2011 (Acquired 06/05/2007, Cost $329,333) (b) (f)	350,000	77,875
8.000%, 12/31/2011 (f)	640,000	142,400
Total Semiconductors & Semiconductor Equipment		220,275
TOTAL CONVERTIBLE BONDS (Cost $854,177)		$220,900

CORPORATE BONDS - 22.9%
Airlines - 7.5%
Hawaiian Airlines, Inc. Term Loan B
9.000%, 03/11/2011 (f) (i)	3,500,000	3,010,000
Auto Components - 0.3%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014	1,500,000	105,000
Dana Corp.
6.500%, 03/15/2018 (d) (f) (i)	300,000	30
Total Auto Components		105,030

Automobiles - 0.3%
Chrysler Corp. Term Loan
6.200%, 08/03/2013 (f) (i)	941,400	136,503
Commercial Services & Supplies - 0.4%
Quebecor Dip Loan
8.250%, 07/17/2009 (f)	157,655	133,219
Quebecor World Capital Corp.
6.125%, 11/15/2013 (d) (f)	540,000	9,450
Total Commercial Services & Supplies		142,669

Diversified Financial Services - 0.4%
Capmark Financial Group, Inc.
3.606%, 05/10/2010 (c)	630,000	170,100
Diversified Telecommunication Services - 3.1%
Iridium LLC/Capital Corp.
14.000%, 07/15/2005 (d) (f)	225,000	563
Primus Telecommunications Group, Inc.
8.000%, 01/15/2014 (d) (f)	860,000	47,300
Primus Telecommunications Group, Inc. Term Loan B
9.270%, 02/18/2011 (f) (i)	1,979,434	1,187,660
Total Diversified Telecommunication Services		1,235,523

Health Care Providers & Services - 0.4%
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 04/01/2011 (Acquired 9/21/2007, Cost $594,866) (b) (f)	662,000	165,500
Hotels, Restaurants & Leisure - 0.1%
Buffets, Inc. Letter Of Credit
7.711%, 05/01/2013 (f) (i)	62,095	4,390
Buffets, Inc. Term Loan
7.711%, 11/01/2013 (f) (i)	488,607	34,372
Total Hotels, Restaurants & Leisure		38,762

Media - 0.0%
Vertis, Inc.
13.500%, 04/01/2014 (f)	58,221	509
Multiline Retail - 0.1%
Bon-Ton Dept Stores, Inc.
10.250%, 03/15/2014	350,000	59,500
Paper & Forest Products - 0.3%
Abitibi-Consolidated, Inc.
8.500%, 08/01/2029 (d) (f)	1,380,000	110,400
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor SA
5.246%, 12/15/2011 (c) (d) (f)	300,000	3,000
Specialty Retail - 2.7%
Ames True Temper, Inc.
10.000%, 07/15/2012	840,000	420,000
Broder Brothers Co.
11.250%, 10/15/2010 (c)	4,168,000	646,040
PCA LLC/PCA Finance Corp.
11.875%, 08/01/2009 (d) (f)	311,000	13,028
Total Specialty Retail		1,079,068

Textiles, Apparel & Luxury Goods - 6.7%
GFSI, Inc.
10.500%, 06/01/2011 (Acquired 12/13/2007, Cost $1,558,644) (b) (c) (f)	1,577,000	1,182,750
Unifi, Inc.
11.500%, 05/15/2014 (f)	3,100,000	1,503,500
Total Textiles, Apparel & Luxury Goods		2,686,250

Tobacco - 0.6%
North Atlantic Trading, Inc.
9.250%, 03/01/2012 (f)	300,000	75,000
10.000%, 03/01/2012 (Acquired 6/4/2007, Cost $351,142) (b)	350,000	157,500
Total Tobacco		232,500

TOTAL CORPORATE BONDS (Cost $19,473,713)		$9,175,314

ESCROW NOTES - 0.0%
Media - 0.0%
Adelphia Communications Corp.
10.250%, 11/01/2006 (a) (f)	182,000	2,275
TOTAL ESCROW NOTES (Cost $0)		$2,275

	Shares
WARRANTS - 0.0%
Brazil Ethanol, Inc.
Expiration: April 2009, Exercise Price: $5.00 (Acquired 03/30/2007, Cost $11,640) (a) (b) (f) (i)	14,550	0
Solutia, Inc.
Expiration: February 2013, Exercise Price: $29.70 (a) (f)	1,705	469
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (Acquired 09/02/2008, Cost $0) (a) (b) (f)	590,915	0
White Mountain Titanium Corp.
Expiration: August 2010, Exercise Price: $0.60 (Acquired 09/02/2008, Cost $160,000) (a) (b) (f) (g)	800,000	0
TOTAL WARRANTS (Cost $183,500)		$469

RECOVERY TRUSTS - 0.0%
Diversified Financial Services - 0.0%
Adelphia Recovery Trust (a) (f)	175,044	2,188
TOTAL RECOVERY TRUSTS (Cost $81,657)		$2,188

ENHANCED INCOME SECURITIES - 1.1%
Food Products - 1.1%
B&G Foods, Inc. (Each unit consists of one share of Class A Common Stock and one
12.000%, 10/30/16 subordinated note)	39,185	430,643
TOTAL ENHANCED INCOME SECURITIES (Cost $492,684)		$430,643

	Contracts
PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
CIT Group, Inc.
Expiration: May 2009, Exercise Price: $5.00	350	3,500
TOTAL PURCHASED OPTIONS (Cost $3,098)		$3,500

Total Investments (Cost $64,733,079) - 76.7%		$30,710,141

	Principal

REPURCHASE AGREEMENTS - 22.2%
J.P. Morgan
0.110%, dated 3/31/2009, due 4/01/2009
repurchase price $8,898,533 (e)	$8,898,507	8,898,507
TOTAL REPURCHASE AGREEMENTS (Cost $8,898,507)		$8,898,507

Other Assets in Excess of Liabilities - 1.1%		415,399
TOTAL NET ASSETS - 100.0%		$40,024,047

Footnotes

(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2009, the market value of these securities total $10,685,217, which represents 26.7% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2009.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $18,034,905, which represents 45.1% of total net assets.
(g) Fair-valued security. The market value of these securities total $443,731, which represents 1.1% of total net assets.
(h) Affiliated issuer.
(i) Security valued utilizing a single broker source. The market value of these securities total $5,045,925, which represents 12.6% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$75,385,873
Gross unrealized appreciation	670,766
Gross unrealized depreciation	(36,447,991)
Net unrealized appreciation (depreciation)	$(35,777,225)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$20,165,483	$1,181,341	$29,085
Level 2 - Other significant observable inputs	18,823,564	858,400	—
Level 3 - Significant unobservable inputs	619,601	—	—
Total	$39,608,648	$2,039,741	$29,085

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$6,068,551	$—	$—
Accrued discounts/premiums	(141,569)	—	—
Realized gain (loss)*	(552,745)	—	—
Change in unrealized appreciation
(depreciation)	446,673	—	—
Net purchases (sales)	(1,120,612)	—	—
Transfer in and/or out of Level 3	(4,080,697)	—	—
Balance as of 3/31/09	$619,601	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at March 31, 2009	$(52,010)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

FAS 161 - Summary of Derivative Instruments and Hedging Activities at March 31, 2009

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities (“FAS 161”).
FAS 161 requires tabular disclosure summarizing derivative instruments by primary risk exposure (e.g. interest rate, credit, equity, or foreign exchange.)
The following table discloses the balance sheet location and period-end fair value for equity contracts.

	Asset Derivatives 2009		Liability Derivatives 2009
Description	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Options	Receivables	$ —	Payables	$ 29,085
Purchased Options	Receivables	3,500	Payables	—

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
Bankrate, Inc.	2,960	$73,852
Gildan Activewear, Inc. (a)	3,500	28,350
Hanesbrands, Inc.	4,550	43,543
Manpower, Inc.	1,590	50,133
Marriott International, Inc. - Class A	1,800	29,448
Masco Corp.	5,075	35,423
Omnicom Group, Inc.	3,400	79,560
Pinnacle Entertainment, Inc.	16,450	115,808
Redwood Trust, Inc.	3,832	58,821
Royal Caribbean Cruises Ltd.	9,450	75,695
The Walt Disney Co.	3,150	57,204
Wynn Resorts Ltd.	175	3,495
TOTAL COMMON STOCKS (Proceeds $733,420)		651,332

INVESTMENT COMPANIES
iShares Barclays 20+ Year Treasury Bond Fund	120	12,685
iShares CDN S&P/TSX Capped REIT Index Fund	12,480	71,962
iShares Russell 2000 Index Fund	4,000	167,760
iShares Russell 2000 Value Index Fund	1,090	43,011
iShares S&P Mid Cap 400 Index Fund	1,350	65,678
iShares iBoxx $ High Yield Corporate Bond Fund	1,800	122,040
Retail HOLDRs Trust	636	46,873
TOTAL INVESTMENT COMPANIES (Proceeds $826,878)		530,009

	Principal
	Amount
CORPORATE BONDS
Healthsouth Corp.
10.750%, 06/15/2016	$380,000	372,400
Kaiser Aluminum & Chemical Corp.
12.75%, 02/01/2003 (a)	1,157,000	0
Terex Corp.
8.00%, 11/15/2017	600,000	486,000
TOTAL CORPORATE BONDS (Proceeds $994,513)		$858,400

Total Securities Sold Short (Proceeds $2,554,811)		$2,039,741

Footnotes

(a) Default or other conditions exist and security is not presently accruing income.

Underlying Funds Trust
The Distressed Securities & Special Situations-1 Portfolio
Schedule of Options Written
March 31, 2009 (Unaudited)

	Contracts	Value
CALL OPTIONS
The Geo Group Inc.
Expiration: April 2009, Exercise Price: $15.00	35	$525
PUT OPTIONS
Abercrombie & Fitch Co. - Class A
Expiration: April 2009, Exercise Price: $20.00	17	850
UltraShort Real Estate ProShares
Expiration: April 2009, Exercise Price: $53.00	17	12,580
Expiration: April 2009, Exercise Price: $55.00	17	15,130
		29,085
Total Options Written (Premiums received $23,966)		$29,085

Underlying Funds Trust
The Global Hedged Income-1 Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 14.3%
Commercial Banks - 1.4%
Banco Latinoamericano de Exportaciones SA - Class E		39,050	$365,899
Construction Materials - 0.8%
Holcim Philippines, Inc.		4,500,000	204,863
Diversified Telecommunication Services - 2.5%
Bezeq Israeli Telecommunication Corp. Ltd.		150,000	234,763
Chunghwa Telecom Co. Ltd. - ADR		22,742	414,587
Total Diversified Telecommunication Services			649,350

Electric Utilities - 3.1%
CPFL Energia SA - ADR		15,000	608,550
Light SA		22,000	210,350
Total Electric Utilities			818,900

Independent Power Producers & Energy Traders - 2.4%
Datang International Power Generation Co. Ltd. - Class H		500,000	219,984
Tractebel Energia SA - ADR		55,000	408,754
Total Independent Power Producers & Energy Traders			628,738

Real Estate Management & Development - 0.6%
Iguatemi Empresa de Shopping Centers SA (IESC)		24,000	148,464
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		15,000	134,250
Wireless Telecommunication Services - 3.0%
America Movil SAB de CV - Series L - ADR		13,000	352,040
Philippine Long Distance Telephone Co. - ADR		10,000	441,300
Total Wireless Telecommunication Services			793,340

TOTAL COMMON STOCKS (Cost $5,732,867)			$3,743,804

PREFERRED STOCKS - 12.6%
Beverages - 1.4%
Cia de Bebidas das Americas - ADR		8,000	382,000
Diversified Telecommunication Services - 0.8%
Telecomunicacoes de Sao Paulo SA - ADR		10,000	207,800
Electric Utilities - 2.2%
Cia Energetica de Minas Gerais SA - ADR		10,000	147,800
Eletropaulo Metropollitana Eletricidade de Sao Paulo SA - Class B		30,000	422,244
Total Electric Utilities			570,044

Independent Power Producers & Energy Traders - 2.8%
AES Tiete SA - ADR		96,000	740,563
Metals & Mining - 2.8%
Cia Vale do Rio Doce - ADR		40,000	451,200
Usinas Siderurgicas de Minas Gerais SA - ADR		22,500	287,620
Total Metals & Mining			738,820

Oil, Gas & Consumable Fuels - 1.9%
Petroleo Brasileiro SA - ADR		20,000	490,000
Paper & Forest Products - 0.7%
Votorantim Celulose e Papel SA - ADR (a)		40,000	175,200
TOTAL PREFERRED STOCKS (Cost $5,165,739)			$3,304,427

		Principal
		Amount
CORPORATE BONDS - 50.3%
Airlines - 2.1%
TAM Capital, Inc.
7.375%, 04/25/2017		$1,000,000	555,000
Beverages - 2.5%
Cerveceria Nacional Dominicana C. por A.
16.000%, 03/27/2012 (i)		1,000,000	645,000
Commercial Banks - 26.2%
Banco ABN AMRO Real SA
16.200%, 02/22/2010 (Interest linked to Brazil PTAX Rate) (g)	BRL	800,000	352,797
Banco Bradesco SA
14.800%, 01/04/2010 (Interest linked to Brazil PTAX Rate) (g)	BRL	700,000	306,283
HSBC Bank PLC for Intercity - Ekim Turizm Ticaret ve Sanayi Ltd.
10.000%, 05/29/2012 (Credit linked to Ekim Turizm Ticaret Ve Sanayi as de 2012)
(Acquired 5/24/2007, Cost $1,208,790) (c) (g) (i)	EUR	900,000	1,046,275
Kazkommerts Finance 2 BV for JSC Kazkommertsbank
8.500%, 06/13/2017 (d)		$500,000	98,397
North Korea Debt Corp.
0.000%, 03/12/2010 (f) (h) (i)	CHF	4,000,000	272,336
Renaissance Capital
14.500%, 10/11/2009 (Acquired 07/09/2008, Cost $983,640) (c) (d) (h) (i)	RUB	23,000,000	406,996
Royal Bank of Scotland Plc for Ritzio International Ltd.
10.000%, 07/27/2010 (i)		$2,500,000	1,175,000
Standard Bank PLC
0.000%, 05/15/2009 (Coupon and redemption linked to basket of currencies Series 623) (g) (i)		1,000,000	810,000
16.000%, 08/06/2009 (Credit linked to Dominican Republic due 8/7/2009) (g) (i)		2,064,897	1,796,460
1.355%, 09/15/2011 (Credit linked to Hidroelectica el Chocon SA Series 324) (d) (g) (i)		412,499	296,999
4.820%, 09/15/2011 (Credit linked to Hidroelectica el Chocon SA Series 325) (d) (g) (i)		412,499	297,000
Total Commercial Banks			6,858,543

Consumer Electronics - 0.1%
HD Capital SA for Profilo Telra Elektronik Sanayi Ve Ticaret AS
10.750%, 12/07/2011 (f) (i)	EUR	500,000	29,894
Diversified Financial Services - 5.2%
Leighton Finance International
7.875%, 05/16/2011		$1,000,000	775,221
Marfrig Overseas Ltd.
9.625%, 11/16/2016		1,000,000	600,000
Total Diversified Financial Services			1,375,221

Diversified Telecommunication Services - 1.2%
Tricom SA
11.375%, 09/01/2004 (f) (h)		1,450,000	304,500
Electric Utilities - 1.5%
Empresa Distribuidora Y Comercializadora Norte
10.500%, 10/09/2017		750,000	390,000
Machinery - 3.1%
Lupatech Finance Ltd.
9.875%, 07/29/2049		1,250,000	812,913
Media - 1.0%
Grupo Televisa SA
8.490%, 05/11/2037	MXN	5,400,000	275,451
Metals & Mining - 2.3%
BeMaX Resources Ltd.
9.375%, 07/15/2014 (i)		$1,500,000	450,000
CII Carbon LLC
11.125%, 11/15/2015		250,000	147,500
Total Metals & Mining			597,500

Real Estate Management & Development - 5.1%
Agile Property Holdings Ltd.
9.000%, 09/22/2013		750,000	533,332
IRSA Inversiones y Representaciones SA
8.500%, 02/02/2017		500,000	250,000
Teorema Holding Ltd.
11.000%, 10/27/2009 (d) (i)		1,000,000	550,000
Total Real Estate Management & Development			1,333,332

TOTAL CORPORATE BONDS (Cost $22,713,924)			$13,177,354

SUPRANATIONAL OBLIGATIONS - 1.1%
Commercial Banks - 1.1%
African Development Bank
10.000%, 05/22/2009 (i)	GH	4,622,500,000	288,088
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $500,000)			$288,088

FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
Brazil-letra Tesouro Nacional
13.708%, 07/01/2009 (b)	BRL	1,890,000	795,702
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $811,377)			$795,702

INVESTMENT COMPANIES - 0.5%
Direxion Daily Financial Bull 3X Shares		25,000	138,250
TOTAL INVESTMENT COMPANIES (Cost $132,015)			$138,250

Total Investments (Cost $35,055,922) - 81.8%			$21,447,625

REPURCHASE AGREEMENTS - 8.3%
J.P. Morgan
0.110%, dated 3/31/2009, due 4/01/2009
repurchase price $2,178,980 (e)		$2,178,973	2,178,973
TOTAL REPURCHASE AGREEMENTS (Cost $2,178,973)			2,178,973

Other Assets in Excess of Liabilities - 9.9%			2,592,332
TOTAL NET ASSETS - 100.0%			$26,218,930

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
BRL	Brazil Real
CHF	Swiss Francs
EUR	European Monetary Unit
GH	Ghana Cedi
MXN	Mexican Pesos
RUB	Russian Ruble

(a) Non-income Producing
(b) Zero coupon bond. Effective yield is listed.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2009, the market value of these securities total $1,453,271, which represents 5.5% of total net assets.
(d) Variable Rate Security. The rate shown represents the rate at March 31, 2009.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Default or other conditions exist and security is not presently accruing income.
(g) Structured note. Investment performance is partially or wholly derived from an underlying source.
(h) Illiquid security identified by Investment Advisor. The market value of these securities total $983,832, which represents 3.8% of total net assets.
(i) Security valued utilizing a single broker source. The market value of these securities total $8,064,048, which represents 30.8% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$37,235,418
Gross unrealized appreciation	19,872
Gross unrealized depreciation	(13,628,692)
Net unrealized appreciation (depreciation)	$(13,608,820)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$6,309,490	$—	$—
Level 2 - Other significant observable inputs	9,898,061	—	—
Level 3 - Significant unobservable inputs	7,419,047	—	—
Total	$23,626,598	$—	$—

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$10,691,613	$—	$—
Accrued discounts/premiums	307	—	—
Realized gain (loss)*	(1,339,695)	—	—
Change in unrealized appreciation
(depreciation)	292,837	—	—
Net purchases (sales)	(2,226,015)	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 3/31/09	$7,419,047	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at March 31, 2009	$(1,049,303)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Long/Short Equity - Earnings Revision Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.9%
Aerospace & Defense - 2.1%
Cubic Corp.	2,630	$66,618
Goodrich Corp.	1,490	56,456
Orbital Sciences Corp. (a)	3,860	45,895
United Technologies Corp.	2,880	123,783
Total Aerospace & Defense		292,752

Airlines - 0.6%
Delta Air Lines, Inc. (a)	14,750	83,043
Beverages - 1.3%
PepsiCo, Inc.	3,550	182,754
Biotechnology - 0.7%
Martek Biosciences Corp.	5,520	100,740
Capital Markets - 1.1%
The Bank of New York Mellon Corp.	5,370	151,703
Chemicals - 1.7%
Albemarle Corp.	2,860	62,262
FMC Corp.	4,000	172,560
Total Chemicals		234,822

Commercial Banks - 0.3%
Signature Bank (a)	1,630	46,015
Commercial Services & Supplies - 1.2%
RR Donnelley & Sons Co.	6,600	48,378
SYKES Enterprises, Inc. (a)	7,200	119,736
Total Commercial Services & Supplies		168,114

Communications Equipment - 1.4%
Harris Corp.	5,060	146,436
Starent Networks Corp. (a)	2,960	46,798
Total Communications Equipment		193,234

Computers & Peripherals - 2.1%
EMC Corp. (a)	15,260	173,964
Hewlett-Packard Co.	3,930	125,996
Total Computers & Peripherals		299,960

Construction & Engineering - 1.1%
Granite Construction, Inc.	2,240	83,955
Jacobs Engineering Group, Inc. (a)	1,670	64,562
Total Construction & Engineering		148,517

Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	7,010	159,337
Silgan Holdings, Inc.	590	30,999
Total Containers & Packaging		190,336

Distributors - 0.9%
Genuine Parts Co.	4,210	125,711
Diversified Consumer Services - 1.5%
Apollo Group, Inc. - Class A (a)	2,690	210,708
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	7,310	184,212
Electric Utilities - 1.2%
The Southern Co.	5,410	165,654
Electrical Equipment - 2.6%
AMETEK, Inc.	3,240	101,315
Emerson Electric Co.	5,260	150,330
Thomas & Betts Corp. (a)	4,590	114,842
Total Electrical Equipment		366,487

Electronic Equipment, Instruments & Components - 0.8%
Jabil Circuit, Inc.	21,020	116,871
Food & Staples Retailing - 2.9%
Safeway, Inc.	9,990	201,698
Wal-Mart Stores, Inc.	3,910	203,711
Total Food & Staples Retailing		405,409

Food Products - 2.9%
Hain Celestial Group, Inc. (a)	9,400	133,856
Kraft Foods, Inc. - Class A	5,910	131,734
Ralcorp Holdings, Inc. (a)	2,560	137,933
Total Food Products		403,523

Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	1,630	109,601
Stryker Corp.	2,120	72,165
Total Health Care Equipment & Supplies		181,766

Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.	5,630	183,876
Humana, Inc. (a)	5,520	143,961
Medco Health Solutions, Inc. (a)	3,490	144,277
Psychiatric Solutions, Inc. (a)	5,890	92,650
Total Health Care Providers & Services		564,764

Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	6,630	227,144
Jack in the Box, Inc. (a)	4,570	106,435
Total Hotels, Restaurants & Leisure		333,579

Household Durables - 0.4%
Snap-On, Inc.	2,440	61,244
Household Products - 1.6%
Colgate-Palmolive Co.	3,740	220,585
Insurance - 0.5%
Aflac, Inc.	3,750	72,600
Internet & Catalog Retail - 1.2%
priceline.com, Inc. (a)	2,170	170,953
IT Services - 2.1%
Global Payments, Inc.	2,140	71,497
Hewitt Associates, Inc. - Class A (a)	2,410	71,722
SAIC, Inc. (a)	8,290	154,774
Total IT Services		297,993

Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. - Class A (a)	2,030	133,777
Thermo Fisher Scientific, Inc. (a)	2,400	85,608
Total Life Sciences Tools & Services		219,385

Media - 1.3%
Grupo Televisa SA - ADR	13,620	185,777
Multiline Retail - 1.9%
Big Lots, Inc. (a)	6,040	125,511
Dollar Tree, Inc. (a)	3,230	143,896
Total Multiline Retail		269,407

Personal Products - 1.1%
Alberto-Culver Co.	7,150	161,661
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	12,680	277,946
Johnson & Johnson	4,050	213,030
Mylan, Inc. (a)	8,700	116,667
Teva Pharmaceutical Industries Ltd. - ADR	3,870	174,343
Total Pharmaceuticals		781,986

Real Estate Investment Trusts (REITs) - 0.0%
FelCor Lodging Trust, Inc.	4,240	5,766
Road & Rail - 2.2%
Norfolk Southern Corp.	5,440	183,600
Union Pacific Corp.	2,950	121,274
Total Road & Rail		304,874

Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	7,390	129,694
Applied Materials, Inc.	14,620	157,165
Xilinx, Inc.	7,580	145,233
Total Semiconductors & Semiconductor Equipment		432,092

Software - 1.8%
Oracle Corp. (a)	7,608	137,477
Symantec Corp. (a)	8,080	120,715
Total Software		258,192

Specialty Retail - 5.2%
Best Buy Co., Inc.	3,830	145,387
The Finish Line, Inc. - Class A	1,282	8,487
GameStop Corp. - Class A (a)	5,690	159,434
O'Reilly Automotive, Inc. (a)	5,570	195,005
Ross Stores, Inc.	3,290	118,045
TJX Cos., Inc.	4,250	108,970
Total Specialty Retail		735,328

Trading Companies & Distributors - 0.9%
United Rentals, Inc. (a)	5,480	23,071
W.W. Grainger, Inc.	1,580	110,885
Total Trading Companies & Distributors		133,956

Wireless Telecommunication Services - 0.6%
Vodafone Group PLC - ADR	4,880	85,010
TOTAL COMMON STOCKS (Cost $9,253,727)		$9,547,483

INVESTMENT COMPANIES - 2.5%
Financial Select Sector SPDR Fund	8,060	71,009
iShares Russell 2000 Growth Index Fund	2,530	116,329
SPDR Trust Series 1	2,050	162,852
TOTAL INVESTMENT COMPANIES (Cost $379,999)		$350,190

Total Investments (Cost $9,633,726) - 70.4%		$9,897,673

	Principal
	Amount
REPURCHASE AGREEMENTS - 27.7%
J.P. Morgan
0.110%, dated 3/31/2009, due 4/01/2009
repurchase price $3,889,865 (b)	$3,889,853	3,889,853
TOTAL REPURCHASE AGREEMENTS (Cost $3,889,853)		$3,889,853

Other Assets in Excess of Liabilities - 1.9%		269,176
TOTAL NET ASSETS - 100.0%		$14,056,702

Footnotes

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$14,087,272
Gross unrealized appreciation	279,835
Gross unrealized depreciation	(579,581)
Net unrealized appreciation (depreciation)	$(299,746)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$9,897,673	$9,917,069	$—
Level 2 - Other significant observable inputs	3,889,853	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$13,787,526	$9,917,069	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Long/Short Equity - Earnings Revision Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
3M Co.	2,920	$145,182
99 Cents Only Stores	1,510	13,952
American Express Co.	1,829	24,929
Bed Bath & Beyond, Inc.	6,580	162,855
Belden, Inc.	3,950	49,414
BorgWarner, Inc.	5,030	102,109
Boston Scientific Corp.	17,804	141,542
Campbell Soup Co.	4,650	127,224
Cardinal Health, Inc.	3,480	109,550
Carlisle Cos., Inc.	2,900	56,927
Carmax, Inc.	9,690	120,544
Carnival Corp.	4,670	100,872
Caterpillar, Inc.	4,420	123,583
CEC Entertainment, Inc.	3,590	92,909
CH Robinson Worldwide, Inc.	2,840	129,532
Cintas Corp.	5,640	139,421
Cisco Systems, Inc.	11,880	199,228
Clorox Co.	2,600	133,848
Coca-Cola Enterprises, Inc.	6,880	90,747
Corning, Inc.	2,670	35,431
Costco Wholesale Corp.	6,130	283,942
DaVita, Inc.	2,880	126,576
Dell, Inc.	11,320	107,314
DENTSPLY International, Inc.	6,410	172,109
Dick's Sporting Goods, Inc.	3,320	47,376
Discover Financial Services	8,340	52,625
DST Systems, Inc.	1,740	60,239
Eaton Vance Corp.	4,340	99,169
Empresa Brasileira de Aeronautica SA - ADR	4,220	55,999
The Estee Lauder Cos., Inc. - Class A	10,380	255,867
Exelon Corp.	3,650	165,674
Fastenal Co.	4,260	136,980
Formfactor, Inc.	3,870	69,737
Fortune Brands, Inc.	5,160	126,678
Gilead Sciences, Inc.	2,100	97,272
Gymboree Corp.	4,990	106,537
Healthways, Inc.	5,210	45,692
Heartland Express, Inc.	5,810	86,046
The Hershey Co.	2,150	74,713
Honda Motor Co. Ltd. - ADR	3,640	86,268
Hormel Foods Corp.	2,470	78,324
Illinois Tool Works, Inc.	4,240	130,804
Infosys Technologies Ltd. - ADR	6,610	176,024
International Game Technology	5,610	51,724
Jack Henry & Associates, Inc.	6,910	112,771
JPMorgan Chase & Co.	4,730	125,723
Kaydon Corp.	4,050	110,687
Kimberly-Clark Corp.	3,680	169,685
KLA-Tencor Corp.	6,720	134,400
K-Swiss, Inc. - Class A	5,960	50,898
Lincare Holdings, Inc.	7,900	172,220
Linear Technology Corp.	5,060	116,279
Lockheed Martin Corp.	1,030	71,101
Lowe's Cos., Inc.	6,710	122,458
Magna International, Inc. - Class A	1,730	46,278
Marriott International, Inc. - Class A	13,420	219,551
Maxim Integrated Products, Inc.	2,878	38,018
Mednax, Inc.	3,430	101,082
Merck & Co., Inc.	2,340	62,595
Millipore Corp.	2,554	146,625
Molex, Inc.	10,660	146,468
National Instruments Corp.	710	13,242
National Semiconductor Corp.	1,640	16,843
NBTY, Inc.	7,110	100,109
Nordstrom, Inc.	4,840	81,070
Novartis AG - ADR	5,890	222,819
Nvidia Corp.	3,030	29,876
PACCAR, Inc.	5,280	136,013
Pharmaceutical Product Development, Inc.	5,590	132,595
Pitney Bowes, Inc.	4,100	95,735
Prudential Financial, Inc.	2,093	39,809
Pulte Homes, Inc.	3,785	41,370
QLogic Corp.	6,870	76,394
Regal-Beloit Corp.	1,970	60,361
Rockwell Automation, Inc.	6,300	137,592
SAP AG - ADR	3,630	128,103
Sara Lee Corp.	17,910	144,713
Sealed Air Corp.	10,970	151,386
Smithfield Foods, Inc.	4,670	44,178
Sprint Nextel Corp.	11,800	42,126
Synaptics, Inc.	1,800	48,168
SYSCO Corp.	3,150	71,820
Target Corp.	7,470	256,893
Telefonos de Mexico SAB de CV - ADR	11,660	175,366
Texas Instruments, Inc.	11,050	182,435
United Parcel Service, Inc. - Class B	3,510	172,762
US Cellular Corp.	1,891	63,046
Waters Corp.	2,150	79,442
Whole Foods Market, Inc.	4,900	82,320
Worthington Industries, Inc.	5,318	46,320
Yum! Brands, Inc.	5,100	140,148
TOTAL COMMON STOCK (Proceeds $16,521,468)		$9,753,381

INVESTMENT COMPANIES
Materials Select Sector SPDR Fund	7,370	163,688
TOTAL INVESTMENT COMPANIES (Proceeds $268,868)		$163,688

Total Securities Sold Short (Proceeds $16,790,336)		$9,917,069

Footnotes

ADR - American Depository Receipt

Long/Short Equity - Growth
Underlying Funds Trust
The Long/Short Equity - Growth-1
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 55.4%
Communications Equipment - 5.3%
QUALCOMM, Inc.	22,643	$881,039
Computers & Peripherals - 0.6%
Quantum Corp. (a)	147,116	98,568
Health Care Equipment & Supplies - 1.3%
DexCom, Inc. (a)	33,649	139,307
Stereotaxis, Inc. (a)	17,700	70,623
Total Health Care Equipment & Supplies		209,930

Health Care Providers & Services - 7.9%
Amedisys, Inc. (a)	24,485	673,092
Sun Healthcare Group, Inc. (a)	75,520	637,389
Total Health Care Providers & Services		1,310,481

Hotels, Restaurants & Leisure - 6.3%
Red Robin Gourmet Burgers, Inc. (a)	7,080	124,821
Wendys/Arby's Group, Inc. - Class A	183,413	922,567
Total Hotels, Restaurants & Leisure		1,047,388

Internet Software & Services - 8.2%
Constant Contact, Inc. (a)	28,426	397,680
S1 Corp. (a)	186,489	960,418
Total Internet Software & Services		1,358,098

Leisure Equipment & Products - 0.5%
Nautilus Group, Inc. (a)	120,508	75,920
Life Sciences Tools & Services - 3.9%
Illumina, Inc. (a)	17,523	652,556
Professional Services - 2.1%
Acacia Research - Acacia Technologies (a) (c)	83,389	340,227
Real Estate Investment Trusts (REITs) - 10.7%
Capstead Mortgage Corp.	71,766	770,767
Chimera Investment Corp.	70,765	237,771
MFA Financial, Inc.	130,339	766,393
Total Real Estate Investment Trusts		1,774,931

Semiconductors & Semiconductor Equipment - 8.6%
EZchip Semiconductor Ltd. (a)	28,060	348,225
Formfactor, Inc. (a)	11,800	212,636
Mellanox Technologies Ltd. (a)	20,980	174,763
Netlogic Microsystems, Inc. (a)	25,287	694,887
Total Semiconductors & Semiconductor Equipment		1,430,511

TOTAL COMMON STOCKS (Cost $8,317,626)		$9,179,649
INVESTMENT COMPANIES - 3.2%
SPDR Gold Trust (a)	5,900	532,652
TOTAL INVESTMENT COMPANIES (Cost $538,679)		$532,652
	Contracts
PURCHASED OPTIONS - 0.3%
Put Options - 0.3%
General Motors Corp.
Expiration: June, 2009, Exercise Price: $2.000	177	22,302
Synaptics, Inc.
Expiration: April, 2009, Exercise Price: $27.500	118	23,010
TOTAL PURCHASED OPTIONS (Cost $46,299)		$45,312

Total Investments (Cost $8,902,604) - 58.9%		$9,757,613

	Principal
	Amount
REPURCHASE AGREEMENTS - 47.0%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $7,788,171 (b)	$7,788,147	$7,788,147
TOTAL REPURCHASE AGREEMENTS (Cost $7,788,147)		$7,788,147

Liabilities in Excess of Other Assets - (5.9)%		(979,668)
TOTAL NET ASSETS - 100.0%		$16,566,092

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Illiquid security identified by Investment Advisor. The market value of these securities total $340,227, which represents 2.1% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$17,444,451
Gross unrealized appreciation	254,739
Gross unrealized depreciation	(153,430)
Net unrealized appreciation (depreciation)	$101,309

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$9,757,613	$6,687,981	$—
Level 2 - Other significant observable inputs	7,788,147	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$17,545,760	$6,687,981	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Long/Short Equity - Growth-1
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
ACI Worldwide, Inc.	38,350	$719,062
American Science & Engineering, Inc.	10,853	605,597
Data Domain, Inc.	7,968	100,158
Dolby Laboratories, Inc. - Class A	17,936	611,797
Juniper Networks, Inc.	25,075	377,630
Marvell Technology Group Ltd.	11,800	108,088
McDonald's Corp.	12,620	688,673
The Pantry, Inc.	39,496	695,525
Power Integrations, Inc.	7,124	122,533
Salesforce.com, Inc.	14,750	482,768
Sequenom, Inc.	14,750	209,745
Sigma Designs, Inc.	48,970	609,187
Sonic Corp.	23,600	236,472
Sterling Construction Co., Inc.	11,623	207,354
Sun Hydraulics, Corp.	26,649	389,342
Universal Forest Products, Inc.	10,905	290,182
WD-40 Co.	9,688	233,868
Total Securities Sold Short (Proceeds $6,932,670)		$6,687,981

Underlying Funds Trust
The Long/Short Equity Hedge Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.5%
Biotechnology - 4.2%
Amgen, Inc. (a)	$9,900	$490,248
Genzyme Corp. (a)	6,800	403,852
Total Biotechnology		894,100

Capital Markets - 9.1%
Lazard Ltd. - Class A	27,400	805,560
T. Rowe Price Group, Inc.	38,900	1,122,654
Total Capital Markets		1,928,214

Commercial Services & Supplies - 1.4%
American Ecology Corp.	21,800	303,892
Construction & Engineering - 6.0%
MasTec, Inc. (a)	84,800	1,025,232
Pike Electric Corp. (a)	26,100	241,425
Total Construction & Engineering		1,266,657

Electronic Equipment, Instruments & Components - 3.7%
Itron, Inc. (a)	16,700	790,745
Food & Staples Retailing - 11.6%
Casey's General Stores, Inc.	11,000	293,260
CVS Caremark Corp.	41,800	1,149,082
Walgreen Co.	39,200	1,017,632
Total Food & Staples Retailing		2,459,974

Hotels, Restaurants & Leisure - 3.8%
McDonald's Corp.	14,800	807,636
IT Services - 11.1%
Hewitt Associates, Inc. - Class A (a)	39,400	1,172,544
Lender Processing Services, Inc.	38,500	1,178,485
Total IT Services		2,351,029

Media - 4.0%
Comcast Corp. - Class A	62,300	849,772
Metals & Mining - 2.0%
Newmont Mining Corp.	9,300	416,268
Oil, Gas & Consumable Fuels - 0.6%
BPZ Resources, Inc. (a)	37,300	138,010
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	24,900	545,808
Wyeth	4,300	185,072
Total Pharmaceuticals		730,880

Professional Services - 11.1%
Equifax, Inc.	38,000	929,100
FTI Consulting, Inc. (a)	16,300	806,524
Huron Consulting Group, Inc. (a)	14,900	632,207
Total Professional Services		2,367,831

Specialty Retail - 3.5%
TJX Cos., Inc.	29,300	751,252
TOTAL COMMON STOCKS (Cost $15,671,105)		$16,056,260
INVESTMENT COMPANIES - 5.0%
SPDR Gold Trust (a)	5,400	487,512
SPDR Trust Series 1	7,200	571,968
TOTAL INVESTMENT COMPANIES (Cost $1,008,018)		$1,059,480
	Contracts	Value
PURCHASED OPTIONS - 1.5%
Call Options - 1.5%
Accenture Ltd.
Expiration: April, 2009, Exercise Price: $35.00	112	280
Beckman Coulter, Inc.
Expiration: May, 2009, Exercise Price: $55.00	49	10,045
Cardinal Health, Inc.
Expiration: May, 2009, Exercise Price: $35.00	75	6,375
Denstply International, Inc.
Expiration: May, 2009, Exercise Price: $30.00	147	8,085
General Electric Co.
Expiration: June, 2009, Exercise Price: $11.00	442	46,410
Industrial Select Sector SPDR Fund
Expiration: April, 2009, Exercise Price: $17.00	149	25,330
Marriot International, Inc. - Class A
Expiration: May, 2009, Exercise Price: $17.50	268	29,480
Pentair, Inc.
Expiration: May, 2009, Exercise Price: $22.50	98	12,250
Pitney Bowes, Inc.
Expiration: April, 2009, Exercise Price: $20.00	210	72,450
Expiration: April, 2009, Exercise Price: $22.50	135	19,710
Expiration: April, 2009, Exercise Price: $30.00	148	740
Scientific Games Corp. - Class A
Expiration: May, 2009, Exercise Price: $15.00	124	4,650
The Home Depot, Inc.
Expiration: August, 2009, Exercise Price: $22.50	124	41,540
United Parcel Service, Inc. - Class B
Expiration: January, 2010, Exercise Price: $60.00	102	20,400
United Technologies Corp.
Expiration: April, 2009, Exercise Price: $45.00	98	8,820
Xerox Corp.
Expiration: April, 2009, Exercise Price: $6.00	200	500
Expiration: July, 2009, Exercise Price: $5.00	240	12,000
Expiration: July, 2009, Exercise Price: $6.00	124	2,480
Zimmer Holdings, Inc.
Expiration: April, 2009, Exercise Price: $40.00	174	5,220
Expiration: April, 2009, Exercise Price: $45.00	49	122
Total Call Options		326,887

Put Options - 0.0%
Amgen, Inc.
Expiration: April, 2009, Exercise Price: $45.00	70	3,850

TOTAL PURCHASED OPTIONS (Cost $303,812)		$330,737

Total Investments (Cost $16,982,935) - 82.0%		$17,446,477

	Principal
	Amount
REPURCHASE AGREEMENTS - 15.3%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $3,245,419 (b)	$3,245,409	$3,245,409
TOTAL REPURCHASE AGREEMENTS (Cost $3,245,409)		$3,245,409

Other Assets in Excess of Liabilities - 2.7%		581,606
TOTAL NET ASSETS - 100.0%		$21,273,492

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$20,540,163
Gross unrealized appreciation	762,206
Gross unrealized depreciation	(610,483)
Net unrealized appreciation (depreciation)	$151,723

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$17,446,477	$4,022,370	$13,790
Level 2 - Other significant observable inputs	3,245,409	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$20,691,886	$4,022,370	$13,790

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

FAS 161 - Summary of Derivative Instruments and Hedging Activities at March 31, 2009

The Financial Accounting Standards Board recently adopted Statement of Financial Accounting Standards No. 161, Disclosures about Derivative
Instruments and Hedging Activities (“FAS 161”).
FAS 161 requires tabular disclosure summarizing derivative instruments by primary risk exposure (e.g. interest rate, credit, equity, or foreign exchange.)
The following table discloses the balance sheet location and period-end fair value for equity contracts.

	Asset Derivatives 2009		Liability Derivatives 2009
Description	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Written Options	Receivables	$ —	Payables	$ 13,790
Purchased Options	Receivables	330,737	Payables	—

Underlying Funds Trust
The Long/Short Equity Hedge Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
Accenture Ltd. - Class A	11,200	$307,888
Beckman Coulter, Inc.	5,000	255,050
Cardinal Health, Inc.	7,500	236,100
DENTSPLY International, Inc.	14,700	394,695
Marriott International, Inc. - Class A	25,000	409,000
Pentair, Inc.	9,800	212,366
Pitney Bowes, Inc.	29,800	695,830
Scientific Games Corp. - Class A	9,900	119,889
United Technologies Corp.	9,800	421,204
Xerox Corp.	36,400	165,620
Zimmer Holdings, Inc.	17,200	627,800
TOTAL COMMON STOCKS (Proceeds $4,873,015)		$3,845,442

INVESTMENT COMPANIES
Industrial Select Sector SPDR Fund	9,600	176,928
TOTAL INVESTMENT COMPANIES (Proceeds $225,463)		$176,928

Total Securities Sold Short (Proceeds $5,098,478)		$4,022,370

Underlying Funds Trust
The Long/Short Equity Hedge Portfolio
Schedule of Options Written
March 31, 2009 (Unaudited)

	Contracts	Value

CALL OPTIONS
Amgen, Inc.
Expiration: July, 2009, Exercise Price: $57.50	70	$13,300
CVS Caremark Corp.
Expiration: May, 2009, Exercise Price: $35.00	98	490
		13,790
Total Options Written (Premiums received $25,272)		$13,790

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.9%
Aerospace & Defense - 1.7%
Finmeccanica SpA	11,900	$148,143
MTU Aero Engines Holding AG	3,900	91,403
Total Aerospace & Defense		239,546

Air Freight & Logistics - 0.5%
TNT NV	4,600	78,717
Airlines - 0.5%
easyJet PLC (a)	18,596	74,577
Auto Components - 1.2%
Leoni AG	19,000	172,665
Beverages - 0.6%
Diageo PLC - ADR	1,800	80,550
Building Products - 0.6%
Wienerberger AG	10,500	82,726
Capital Markets - 1.1%
Man Group PLC	40,100	125,719
MPC Muenchmeyer Petersen Capital AG	4,900	30,663
Total Capital Markets		156,382

Chemicals - 4.4%
BASF SE	4,600	139,283
Givaudan SA	255	132,171
Innospec, Inc.	9,900	37,323
Kemira OYJ	17,200	110,375
Mitsui Chemicals, Inc.	42,000	101,409
Tessenderlo Chemie NV	3,700	112,573
Total Chemicals		633,134

Commercial Banks - 0.7%
Intesa Sanpaolo SpA	28,800	79,302
Mitsubishi UFJ Financial Group, Inc.	5,600	26,929
Total Commercial Banks		106,231

Construction & Engineering - 1.0%
Bilfinger Berger AG	3,846	145,476
Consumer Finance - 0.7%
Promise Co. Ltd.	6,650	103,595
Diversified Financial Services - 1.0%
Exor SpA	13,913	140,295
Diversified Telecommunication Services - 0.9%
Chunghwa Telecom Co. Ltd. - ADR	2,125	38,739
Portugal Telecom SGPS SA	12,200	94,498
Total Diversified Telecommunication Services		133,237

Electric Utilities - 2.5%
EDF SA	5,500	215,822
Terna Rete Elettrica Nazionale SpA	46,300	144,251
Total Electric Utilities		360,073

Electronic Equipment, Instruments & Components - 1.9%
Hitachi Ltd.	31,000	83,305
Hosiden Corp.	15,500	151,735
NAM TAI Electronics, Inc.	9,880	36,754
Total Electronic Equipment, Instruments & Components		271,794

Energy Equipment & Services - 1.4%
AMEC PLC	8,678	66,429
SBM Offshore NV	10,600	141,255
Total Energy Equipment & Services		207,684

Food & Staples Retailing - 2.8%
Koninklijke Ahold NV	12,400	135,916
Lawson, Inc.	3,100	127,777
WM Morrison Supermarkets PLC	38,000	139,309
Total Food & Staples Retailing		403,002

Food Products - 2.0%
House Foods Corp.	8,500	117,472
Nippon Meat Packers, Inc.	8,000	82,841
Tiger Brands Ltd.	6,500	92,870
Total Food Products		293,183

Health Care Equipment & Supplies - 1.0%
BioMerieux	1,800	140,715
Health Care Providers & Services - 1.4%
OPG Groep NV-CVA	8,400	76,894
Rhoen Klinikum AG	7,000	130,203
Total Health Care Providers & Services		207,097

Hotels, Restaurants & Leisure - 3.4%
Compass Group PLC	50,400	230,688
OPAP SA	8,900	234,363
Saizeriya Co. Ltd.	2,400	24,392
Total Hotels, Restaurants & Leisure		489,443

Household Products - 0.7%
Kao Corp.	5,000	96,934
Independent Power Producers & Energy Traders - 1.3%
Huaneng Power International, Inc. - ADR	3,900	104,715
International Power PLC	25,400	76,717
Total Independent Power Producers & Energy Traders		181,432

Insurance - 4.8%
Allied World Assurance Co. Holdings Ltd.	2,000	76,060
Amlin PLC	25,600	126,358
Beazley Group PLC	62,805	77,499
Brit Insurance Holdings PLC	22,635	58,622
Hannover Rueckversicherung AG	428	13,648
IPC Holdings Ltd.	3,400	91,936
Jardine Lloyd Thompson Group PLC	17,241	108,477
Muenchener Rueckversicherungs AG	1,100	134,162
Total Insurance		686,762

Internet & Catalog Retail - 1.1%
Rakuten, Inc.	334	159,265
IT Services - 0.7%
IT Holdings Corp.	9,100	104,252
Leisure Equipment & Products - 0.1%
Shimano, Inc.	500	14,977
Life Sciences Tools & Services - 0.9%
ICON PLC - ADR (a)	8,000	129,200
Machinery - 3.3%
Heidelberger Druckmaschinen AG	20,000	96,722
MAN AG	3,400	148,166
Schindler Holding AG	4,200	198,322
Vallourec SA	289	26,805
Total Machinery		470,015

Marine - 2.0%
A P Moller - Maersk A/S - Class B	33	144,800
D/S Norden	5,220	145,948
Total Marine		290,748

Media - 2.3%
Lagardere S.C.A.	3,300	92,664
M6-Metropole Television	805	13,145
SES SA	11,500	219,711
Total Media		325,520

Metals & Mining - 4.7%
BlueScope Steel Ltd.	30,587	54,661
Lundin Mining Corp. (a)	43,400	68,845
Mechel - ADR	33,400	139,278
Nisshin Steel Co. Ltd.	22,000	36,672
Norsk Hydro ASA	27,700	104,696
Teck Resources Ltd. - Class B	25,400	140,970
Voestalpine AG	10,100	132,176
Total Metals & Mining		677,298

Multi-Utilities - 1.1%
Centrica PLC	30,100	98,362
United Utilities Group PLC	9,100	63,131
Total Multi-Utilities		161,493

Oil, Gas & Consumable Fuels - 9.9%
Cosmo Oil Co. Ltd.	71,000	213,750
Etablissements Maurel et Prom	13,000	175,827
Nippon Mining Holdings, Inc.	57,000	224,579
Nippon Oil Corp.	30,000	147,598
Oil Search Ltd	44,900	164,224
Showa Shell Sekiyu K.K.	24,400	220,866
TonenGeneral Sekiyu K.K.	15,000	145,931
TransCanada Corp.	5,900	139,592
Total Oil, Gas & Consumable Fuels		1,432,367

Paper & Forest Products - 2.2%
AbitibiBowater, Inc. (a)	15,900	8,745
Mondi PLC	31,400	66,680
Sappi Ltd.	69,782	134,444
Stora Enso Oyj - R Shares	17,733	62,906
UPM-Kymmene Oyj	8,300	47,969
Total Paper & Forest Products		320,744

Pharmaceuticals - 3.7%
Bayer AG	4,200	200,885
H. Lundbeck A/S	7,600	129,460
Kissei Pharmaceutical Co. Ltd.	5,000	97,136
Recordati SpA	19,000	103,498
Total Pharmaceuticals		530,979

Real Estate Investment Trusts (REITs) - 1.3%
Klepierre	10,300	181,253
Real Estate Management & Development - 0.3%
Pirelli & C Real Estate SpA	8,689	37,057
Semiconductors & Semiconductor Equipment - 0.9%
Rohm Co. Ltd.	2,600	128,444
Software - 0.7%
Capcom Co. Ltd.	6,000	105,834
Specialty Retail - 1.9%
Aoyama Trading Co. Ltd.	700	9,137
Game Group PLC	31,083	67,233
HMV Group PLC	24,459	45,535
WH Smith PLC	29,800	152,113
Total Specialty Retail		274,018

Textiles, Apparel & Luxury Goods - 1.0%
Christian Dior SA	2,600	142,579
Tobacco - 0.8%
Imperial Tobacco Group PLC	5,300	119,165
Trading Companies & Distributors - 2.0%
Marubeni Corp.	33,000	101,682
Toyota Tsusho Corp.	19,800	189,229
Total Trading Companies & Distributors		290,911

Wireless Telecommunication Services - 0.9%
KDDI Corp.	28	130,686
TOTAL COMMON STOCKS (Cost $13,889,741)		$11,512,055

PREFERRED STOCKS - 4.1%
Automobiles - 0.5%
Volkswagen AG	1,200	69,098
Chemicals - 0.8%
Braskem SA	27,800	114,258
Electric Utilities - 1.4%
Cia Energetica de Minas Gerais	14,200	209,876
Paper & Forest Products - 0.5%
Votorantim Celulose e Papel SA - ADR (a)	15,800	69,204
Wireless Telecommunication Services - 0.9%
Tim Participacoes SA	10,100	125,442
TOTAL PREFERRED STOCKS (Cost $848,962)		$587,878

RIGHTS - 0.0%
Beazley Group PLC	29,750	21
TOTAL RIGHTS (Cost $7,799)		$21

Total Investments (Cost $14,746,502) - 84.0%		$12,099,954

	Principal
	Amount
REPURCHASE AGREEMENTS - 4.4%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $640,012 (b)	$640,010	640,010
TOTAL REPURCHASE AGREEMENTS (Cost $640,010)		$640,010

Other Assets in Excess of Liabilities - 11.6%		1,678,173
TOTAL NET ASSETS - 100.0%		$14,418,137

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$16,142,635
Gross unrealized appreciation	515,540
Gross unrealized depreciation	(3,918,211)
Net unrealized appreciation (depreciation)	$(3,402,671)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$12,099,933	$13,263,950	$—
Level 2 - Other significant observable inputs	640,031	30,988	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$12,739,964	$13,294,938	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
Abertis Infraestructuras SA	13,700	$214,236
Aisin Seiki Co. Ltd.	11,000	171,804
Anheuser-Busch InBev NV	4,900	135,053
ASML Holding NV	8,200	145,442
AXA SA - ADR	9,300	111,414
Beiersdorf AG	3,100	138,634
Bridgestone Corp.	10,500	149,462
Cadbury PLC - ADR	4,400	133,320
Canadian National Railway Co.	1,600	56,720
Canon, Inc. - ADR	7,200	209,016
Carlsberg A/S - B Shares	6,400	262,559
Carnival PLC - ADR	9,800	222,264
China Unicom Hong Kong Ltd. - ADR	14,700	153,027
Compagnie Generale de Geophysique-Veritas	13,500	156,905
Ctrip.com International Ltd. - ADR	2,900	79,460
Dai Nippon Printing Co. Ltd.	16,000	145,315
Dassault Systemes SA	3,700	143,837
Denso Corp.	10,800	212,978
Deutsche Postbank AG	12,300	195,285
E.ON AG	4,600	127,793
Elan Corp PLC - ADR	11,400	75,696
Enbridge, Inc.	6,200	178,752
Energy Resources of Australia Ltd.	11,200	165,416
Experian PLC	22,800	142,880
Fiat SpA	18,700	130,933
FUJIFIlM Holdings Corp. - ADR	6,200	136,214
Garmin Ltd.	5,700	120,897
Hikari Tsushin, Inc.	10,900	203,167
Hitachi Chemical Co. Ltd.	12,900	153,520
Hokkaido Electric Power Co., Inc.	8,400	168,025
Iberdrola Renovables SA	35,600	147,571
Iberdrola SA	20,400	143,107
Ibiden Co Ltd	6,300	150,523
Inpex Holdings, Inc.	22	151,801
The Kansai Electric Power Co. Inc.	5,900	127,555
Kazakhmys PLC	39,400	209,737
Lihir Gold Ltd. - ADR	4,900	111,279
Lonmin PLC	8,900	181,719
Merck KGaA	1,600	141,491
Metro AG	4,600	151,873
Mitsubishi Tanabe Pharma Corp.	12,000	117,715
MTN Group Ltd.	14,000	155,186
NGK Spark Plug Co. Ltd.	19,000	159,893
NicOx SA	12,500	145,482
Nikon Corp.	13,000	145,254
Nokia OYJ - ADR	16,900	197,223
Nomura Holdings, Inc.	31,400	157,024
Novartis AG - ADR	5,100	192,933
Novozymes A/S	1,700	122,807
Nufarm Ltd.	22,279	175,057
Ono Pharmaceutical Co. Ltd.	2,900	126,272
Orica Ltd.	24,052	247,357
Petroleo Brasileiro SA - ADR	5,400	164,538
Petroplus Holdings AG	14,000	196,908
Randgold Resources Ltd. - ADR	4,300	233,705
Redrow PLC	2,372	4,765
Renault SA	9,400	193,390
Roche Holding AG	1,600	219,555
Rogers Communications, Inc. - Class B	5,500	125,565
RWE AG	2,300	161,376
SAP AG - ADR	3,700	130,573
Sharp Corp.	17,000	133,273
Sino Gold Mining Ltd.	1,656	6,091
SK Telecom Co. Ltd. - ADR	6,200	95,790
Skanska AB	16,600	143,392
SSAB Svenskt Stal AB - Series A	2,554	21,751
Takata Corp.	25,000	203,061
Technip SA	3,800	134,346
Tele Norte Leste Participacoes SA	11,300	156,392
Tele2 AB - B Shares	16,900	142,900
Telekomunikasi Indonesia Tbk PT - ADR	5,200	133,640
Telmex Internacional SAB de CV - ADR	23,300	213,661
Terumo Corp.	6,300	231,035
Thomson Reuters Corp.	3,000	76,140
Tokyu Corp.	13,000	54,109
Toll Holdings Ltd.	41,093	178,588
Toyota Motor Corp. - ADR	2,100	132,930
Transurban Group	907	2,945
Trend Micro, Inc.	5,500	153,912
Turkcell Iletisim Hizmet AS - ADR	11,400	140,106
UCB SA	7,300	215,216
Union Fenosa SA	8,700	208,059
Valeo SA	18,600	271,956
Verbund - Oesterreichische Elektrizitaetswirtschafts AG - Class A	4,600	174,730
West Japan Railway Co.	33	104,016
Wolseley PLC	46,900	155,281
Woodside Petroleum Ltd.	6,295	166,773
WPP PLC	15,012	84,598
TOTAL COMMON STOCKS (Proceeds $13,113,546)		13,263,949

RIGHTS
Banco Espirito Santo- Rights	19,437	30,989
TOTAL RIGHTS (Proceeds $46,737)
Total Securities Sold Short (Proceeds $13,160,283)		$13,294,938

ADR American Depository Receipt

Underlying Funds Trust
The Long/Short Equity Market Neutral Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.4%
Aerospace & Defense - 1.1%
AAR Corp. (a)	6,532	$81,911
Axsys Technologies, Inc. (a)	1,264	53,139
DynCorp International, Inc. - Class A (a)	3,866	51,534
GenCorp, Inc. (a)	22,341	47,363
Orbital Sciences Corp. (a)	8,723	103,716
Triumph Group, Inc.	1,598	61,044
Total Aerospace & Defense		398,707

Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	7,900	51,192
Auto Components - 0.2%
Spartan Motors, Inc.	14,428	58,001
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc. (a)	5,050	145,087
Building Products - 0.7%
American Woodmark Corp.	4,670	82,005
Apogee Enterprises, Inc.	6,348	69,701
Insteel Industries, Inc.	10,208	71,048
NCI Building Systems, Inc. (a)	10,498	23,305
Total Building Products		246,059

Capital Markets - 1.3%
The Charles Schwab Corp.	9,400	145,700
Knight Capital Group, Inc. - Class A (a)	4,260	62,793
Northern Trust Corp.	3,750	224,325
SWS Group, Inc.	3,295	51,171
Total Capital Markets		483,989

Chemicals - 1.4%
Airgas, Inc.	4,750	160,597
Praxair, Inc.	3,200	215,328
Sigma-Aldrich Corp.	3,650	137,934
Total Chemicals		513,859

Commercial Banks - 2.3%
CVB Financial Corp.	6,580	43,625
First Bancorp, Inc.	800	12,688
First Bancorp/Puerto Rico	11,729	49,966
Harleysville National Corp.	11,117	67,369
International Bancshares Corp.	5,224	40,747
Pennsylvania Commerce Bancorp, Inc. (a)	6,607	121,569
Signature Bank (a)	3,711	104,761
Smithtown Bancorp, Inc.	12,729	143,583
United Bankshares, Inc.	4,557	78,563
Westamerica Bancorporation	3,050	138,958
Wilshire Bancorp, Inc.	6,998	36,110
Total Commercial Banks		837,939

Commercial Services & Supplies - 4.3%
ABM Industries, Inc.	5,099	83,624
American Reprographics Co. (a)	8,637	30,575
ATC Technology Corp. (a)	10,183	114,050
Casella Waste Systems, Inc. - Class A (a)	36,077	61,692
Comfort Systems USA, Inc.	8,392	87,025
Cornell Cos., Inc. (a)	3,192	52,253
Covanta Holding Corp. (a)	8,950	117,155
Ennis, Inc.	8,403	74,451
ICT Group, Inc. (a)	22,378	124,645
Iron Mountain, Inc. (a)	10,500	232,785
Knoll, Inc.	4,514	27,671
M&F Worldwide Corp. (a)	10,445	122,311
Mobile Mini, Inc. (a)	9,007	103,761
North American Galvanizing & Coating, Inc. (a)	19,825	59,871
Standard Parking Corp. (a)	4,281	70,208
Team, Inc. (a)	8,625	101,085
Viad Corp.	5,599	79,058
Total Commercial Services & Supplies		1,542,220

Communications Equipment - 2.9%
3Com Corp. (a)	49,608	153,289
Anaren, Inc. (a)	8,303	90,835
Avocent Corp. (a)	13,321	161,717
BigBand Networks, Inc. (a)	8,550	56,002
Black Box Corp.	4,465	105,419
Seachange International, Inc. (a)	13,231	75,681
Symmetricom, Inc. (a)	46,084	161,294
Tekelec (a)	7,460	98,696
Viasat, Inc. (a)	6,369	132,602
Total Communications Equipment		1,035,535

Computers & Peripherals - 0.6%
3PAR, Inc. (a)	9,491	62,356
Western Digital Corp. (a)	8,450	163,423
Total Computers & Peripherals		225,779

Construction & Engineering - 1.5%
Furmanite Corporation (a)	9,053	28,155
Great Lakes Dredge & Dock Corp.	31,019	93,367
Insituform Technologies, Inc. - Class A (a)	7,064	110,481
MasTec, Inc. (a)	16,241	196,354
Northwest Pipe Co. (a)	2,271	64,655
Pike Electric Corp. (a)	4,550	42,088
Total Construction & Engineering		535,100

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	1,450	114,985
Consumer Finance - 0.8%
Ezcorp, Inc. - Class A (a)	5,982	69,212
Nelnet, Inc. - Class A (a)	13,749	121,541
World Acceptance Corp. (a)	5,134	87,791
Total Consumer Finance		278,544

Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	10,000	227,300
Distributors - 0.3%
Audiovox Corp. - Class A (a)	32,695	112,144
Diversified Consumer Services - 2.1%
DeVry, Inc.	3,500	168,630
ITT Educational Services, Inc. (a)	1,800	218,556
Jackson Hewitt Tax Service, Inc.	30,012	156,663
Stewart Enterprises, Inc. - Class A	20,406	66,115
Strayer Education, Inc.	700	125,909
Total Diversified Consumer Services		735,873

Diversified Financial Services - 0.9%
Encore Capital Group, Inc. (a)	10,690	48,426
IntercontinentalExchange, Inc. (a)	2,200	163,834
NYSE Euronext	6,000	107,400
Total Diversified Financial Services		319,660

Diversified Telecommunication Services - 0.7%
Consolidated Communications Holdings, Inc.	7,150	73,359
Neutral Tandem, Inc. (a)	4,324	106,413
Premiere Global Services, Inc. (a)	8,518	75,129
Total Diversified Telecommunication Services		254,901

Electric Utilities - 0.5%
Centerpoint Energy, Inc.	9,350	97,520
The Empire District Electric Co.	6,213	89,716
Total Electric Utilities		187,236

Electrical Equipment - 2.7%
Advanced Battery Technologies, Inc. (a)	38,581	82,563
AMETEK, Inc.	6,150	192,311
AZZ, Inc. (a)	3,219	84,950
Cooper Industries Ltd. - Class A	4,650	120,249
First Solar, Inc. (a)	1,200	159,240
GT Solar International, Inc. (a)	29,299	194,545
LaBarge, Inc. (a)	12,144	101,645
Thomas & Betts Corp. (a)	1,117	27,947
Total Electrical Equipment		963,450

Electronic Equipment, Instruments & Components - 2.8%
CTS Corp.	21,326	76,987
Dolby Laboratories, Inc. - Class A (a)	7,050	240,475
IPG Photonics Corp. (a)	8,552	72,008
Itron, Inc. (a)	3,450	163,357
Mercury Computer Systems, Inc. (a)	8,181	45,241
MTS Systems Corp.	3,270	74,393
OSI Systems, Inc. (a)	6,195	94,536
Sanmina-SCI Corp. (a)	2,522	769
Spectrum Control, Inc. (a)	19,633	138,020
Tech Data Corp. (a)	4,242	92,391
Total Electronic Equipment, Instruments & Components		998,177

Energy Equipment & Services - 1.5%
Boots & Coots International Control, Inc. (a)	34,884	43,605
Hercules Offshore, Inc. (a)	35,280	55,742
Hornbeck Offshore Services, Inc. (a)	6,263	95,448
Lufkin Industries, Inc.	1,684	63,790
Matrix Service Co. (a)	9,897	81,353
Newpark Resources, Inc. (a)	8,436	21,343
Oil States International, Inc. (a)	2,074	27,833
Superior Well Services, Inc. (a)	11,688	59,960
Tetra Technologies, Inc. (a)	24,011	78,036
Total Energy Equipment & Services		527,110

Food & Staples Retailing - 1.2%
The Kroger Co.	6,200	131,564
The Pantry, Inc. (a)	931	16,395
Spartan Stores, Inc.	3,653	56,293
Susser Holdings Corp. (a)	5,046	67,818
United Natural Foods, Inc. (a)	8,834	167,581
Total Food & Staples Retailing		439,651

Food Products - 2.0%
Bunge Ltd.	2,800	158,620
Calavo Growers, Inc.	2,267	27,249
Dean Foods Co. (a)	8,400	151,872
General Mills, Inc.	2,400	119,712
HJ Heinz Co.	4,050	133,893
HQ Sustainable Maritime Industries, Inc. (a)	9,196	70,349
Overhill Farms, Inc. (a)	13,681	52,262
Total Food Products		713,957

Gas Utilities - 0.7%
EQT Corp.	4,000	125,320
Questar Corp.	4,150	122,135
Total Gas Utilities		247,455

Health Care Equipment & Supplies - 3.6%
American Medical Systems Holdings, Inc. (a)	10,424	116,227
Cantel Medical Corp. (a)	1,802	23,192
Cardiac Science Corp. (a)	28,450	85,634
CR Bard, Inc.	1,850	147,482
Edwards Lifesciences Corp. (a)	2,850	172,795
Hill-Rom Holdings, Inc.	2,938	29,057
Invacare Corp.	6,501	104,211
Neogen Corp. (a)	7,820	170,711
STERIS Corp.	5,263	122,523
Symmetry Medical, Inc. (a)	8,671	54,714
Synovis Life Technologies, Inc. (a)	5,980	82,763
Thoratec Corp. (a)	5,200	133,588
Vascular Solutions, Inc. (a)	7,264	44,456
Total Health Care Equipment & Supplies		1,287,353

Health Care Providers & Services - 4.5%
Aetna, Inc.	4,200	102,186
Allion Healthcare, Inc. (a)	37,630	173,098
Amsurg Corp. (a)	5,397	85,542
Centene Corp. (a)	3,177	57,250
Chemed Corp.	2,068	80,445
Express Scripts, Inc. (a)	2,600	120,042
Health Net, Inc. (a)	8,200	118,736
Healthsouth Corp. (a)	11,337	100,673
Healthspring, Inc. (a)	6,836	57,217
LifePoint Hospitals, Inc. (a)	4,107	85,672
Nighthawk Radiology Holdings, Inc. (a)	21,381	57,729
NovaMed, Inc. (a)	25,745	58,441
Odyssey HealthCare, Inc. (a)	4,992	48,422
PSS World Medical, Inc. (a)	5,482	78,667
Skilled Healthcare Group, Inc. - Class A (a)	6,186	50,787
Sun Healthcare Group, Inc. (a)	4,775	40,301
Triple-S Management Corp. - Class B (a)	4,937	60,824
Universal American Corp. (a)	13,896	117,699
WellPoint, Inc. (a)	3,100	117,707
Total Health Care Providers & Services		1,611,438

Hotels, Restaurants & Leisure - 3.5%
Burger King Holdings, Inc.	8,050	184,748
California Pizza Kitchen, Inc. (a)	6,758	88,395
CKE Restaurants, Inc.	11,435	96,054
Dominos Pizza, Inc. (a)	7,080	46,374
Einstein Noah Restaurant Group, Inc. (a)	11,510	67,103
Landry's Restaurants, Inc.	9,483	49,501
Marcus Corp.	12,427	105,630
Panera Bread Co. - Class A (a)	3,600	201,240
Peet's Coffee & Tea, Inc. (a)	4,186	90,501
Shuffle Master, Inc. (a)	21,068	60,465
Speedway Motorsports, Inc.	8,512	100,612
Yum! Brands, Inc.	6,200	170,376
Total Hotels, Restaurants & Leisure		1,260,999

Household Products - 0.7%
Central Garden & Pet Co. - Class A (a)	12,275	92,308
Energizer Holdings, Inc. (a)	2,850	141,617
Total Household Products		233,925

Insurance - 2.1%
American Equity Investment Life Holding Co.	17,861	74,302
Amtrust Financial Services, Inc.	9,119	87,086
Conseco, Inc. (a)	35,889	33,018
First Acceptance Corp. (a)	21,511	52,057
Horace Mann Educators Corp.	11,063	92,597
Meadowbrook Insurance Group, Inc.	27,201	165,926
PMA Capital Corp. - Class A (a)	27,986	116,701
Tower Group, Inc.	4,663	114,850
Total Insurance		736,537

Internet & Catalog Retail - 0.5%
NetFlix, Inc. (a)	4,450	190,994
Internet Software & Services - 2.7%
DivX, Inc. (a)	26,123	131,399
Earthlink, Inc. (a)	9,511	62,487
Equinix, Inc. (a)	2,350	131,952
Infospace, Inc. (a)	7,878	40,966
j2 Global Communications, Inc. (a)	4,074	89,180
Keynote Systems, Inc. (a)	13,844	109,783
Marchex, Inc. - Class B	23,880	82,147
Sohu.com, Inc. (a)	4,000	165,240
SonicWALL, Inc. (a)	10,017	44,676
Web.com Group, Inc. (a)	24,498	81,333
Websense, Inc. (a)	2,867	34,404
Total Internet Software & Services		973,567

IT Services - 4.3%
Accenture Ltd. - Class A	5,450	149,820
Acxiom Corp.	13,287	98,324
Alliance Data Systems Corp. (a)	3,200	118,240
Ciber, Inc. (a)	15,323	41,832
Convergys Corp. (a)	6,261	50,589
CSG Systems International, Inc. (a)	6,753	96,433
DST Systems, Inc. (a)	4,000	138,480
Fidelity National Information Services, Inc.	7,000	127,400
Global Cash Access Holdings, Inc. (a)	35,048	133,883
Global Payments, Inc.	6,400	213,824
Heartland Payment Systems, Inc.	16,703	110,407
iGate Corp.	14,091	45,655
Sapient Corp. (a)	24,616	110,033
Syntel, Inc.	5,633	115,927
Total IT Services		1,550,847

Leisure Equipment & Products - 0.7%
Callaway Golf Co.	10,888	78,176
Hasbro, Inc.	7,050	176,743
Total Leisure Equipment & Products		254,919

Life Sciences Tools & Services - 0.8%
Cambrex Corp. (a)	38,469	87,709
Harvard Bioscience, Inc. (a)	6,757	20,136
Illumina, Inc. (a)	5,200	193,648
Total Life Sciences Tools & Services		301,493

Machinery - 3.3%
Altra Holdings, Inc. (a)	14,373	55,767
Blount International, Inc. (a)	6,376	29,457
Briggs & Stratton Corp.	8,551	141,092
Donaldson Co., Inc.	5,350	143,594
Federal Signal Corp.	7,309	38,518
Force Protection, Inc. (a)	19,060	91,488
FreightCar America, Inc.	6,998	122,675
Graco, Inc.	9,200	157,044
John Bean Technologies Corp.	11,640	121,754
Kennametal, Inc.	7,100	115,091
Lincoln Electric Holdings, Inc.	3,950	125,176
Titan International, Inc.	11,664	58,670
Total Machinery		1,200,326

Marine - 0.4%
American Commercial Lines, Inc. (a)	16,196	51,341
Global Ship Lease Inc. - Class A	43,372	87,612
Total Marine		138,953

Media - 3.1%
Arbitron, Inc.	5,507	82,660
Cablevision Systems Corp. - Class A	9,000	116,460
Cox Radio, Inc. - Class A (a)	13,810	56,621
The DIRECTV Group, Inc. (a)	10,950	249,550
John Wiley & Sons, Inc. - Class A	4,900	145,922
Liberty Media Corp. - Entertainment Series A (a)	9,450	188,528
Marvel Entertainment, Inc. (a)	6,400	169,920
Outdoor Channel Holdings, Inc. (a)	17,295	117,952
Total Media		1,127,613

Metals & Mining - 1.1%
Allegheny Technologies, Inc.	5,700	125,001
Great Northern Iron Ore Properties	563	44,280
Nucor Corp.	3,350	127,869
Schnitzer Steel Industries, Inc. - Class A	3,400	106,726
Total Metals & Mining		403,876

Multiline Retail - 0.5%
Big Lots, Inc. (a)	9,200	191,176
Multi-Utilities - 0.4%
Avista Corp.	9,869	135,995
Oil, Gas & Consumable Fuels - 2.4%
Continental Resources, Inc. (a)	5,500	116,655
CVR Energy, Inc. (a)	14,920	82,657
Encore Acquisition Co. (a)	4,950	115,186
Frontline Ltd.	4,850	84,341
PetroHawk Energy Corp. (a)	8,200	157,686
Petroleum Development Corp. (a)	4,836	57,113
Southwestern Energy Co. (a)	3,900	115,791
Sunoco, Inc.	2,850	75,468
World Fuel Services Corp.	1,277	40,392
Total Oil, Gas & Consumable Fuels		845,289

Paper & Forest Products - 0.6%
Schweitzer-Mauduit International, Inc.	6,668	123,091
Wausau Paper Corp.	14,366	75,565
Total Paper & Forest Products		198,656

Personal Products - 0.3%
Inter Parfums, Inc.	11,417	66,561
Nutraceutical International Corp. (a)	4,342	29,092
Total Personal Products		95,653

Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International (a)	7,050	125,420
Professional Services - 1.1%
CBIZ, Inc. (a)	18,818	131,161
Manpower, Inc.	4,250	134,003
On Assignment, Inc. (a)	14,090	38,184
VSE Corp.	3,349	89,418
Total Professional Services		392,766

Real Estate Investment Trusts (REITs) - 3.4%
Brandywine Realty Trust	4,821	13,740
DiamondRock Hospitality Co.	9,566	38,360
Entertainment Properties Trust	1,894	29,849
First Potomac Realty Trust	2,682	19,713
Getty Realty Corp.	9,346	171,499
Healthcare Realty Trust, Inc.	10,195	152,823
HRPT Properties Trust	17,697	56,453
Mission West Properties, Inc.	25,935	165,984
NorthStar Realty Finance Corp.	22,393	51,952
Plum Creek Timber Co., Inc.	4,400	127,908
PS Business Parks, Inc.	507	18,683
Ramco-Gershenson Properties Trust	5,426	34,998
Resource Capital Corporation	23,109	70,251
SL Green Realty Corp.	6,651	71,831
U-Store-It Trust	51,894	104,826
Ventas, Inc.	4,800	108,528
Total Real Estate Investments Trusts (REITs)		1,237,398

Real Estate Management & Development - 0.2%
The St Joe Co. (a)	5,350	89,559
Road & Rail - 1.6%
Celadon Group, Inc. (a)	11,847	65,751
JB Hunt Transport Services, Inc.	7,050	169,975
Landstar System, Inc.	5,100	170,697
Old Dominion Freight Line, Inc. (a)	3,512	82,497
Saia, Inc. (a)	6,980	83,411
Total Road & Rail		572,331

Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	8,700	152,685
FEI Co. (a)	4,662	71,935
NVE Corp. (a)	1,442	41,544
Silicon Image, Inc. (a)	73,868	177,283
Skyworks Solutions, Inc. (a)	23,586	190,103
Ultratech, Inc. (a)	11,657	145,596
Xilinx, Inc.	10,150	194,474
Total Semiconductors & Semiconductor Equipment		973,620

Software - 4.8%
ACI Worldwide, Inc. (a)	5,209	97,669
Adobe Systems, Inc. (a)	6,000	128,340
Advent Software, Inc. (a)	4,450	148,229
BMC Software, Inc. (a)	5,700	188,100
Deltek, Inc. (a)	17,733	76,784
Ebix, Inc. (a)	3,779	93,908
Epicor Software Corp. (a)	30,622	116,670
Factset Research Systems, Inc.	4,100	204,959
PROS Holdings, Inc. (a)	18,098	84,156
Smith Micro Software, Inc. (a)	19,285	100,861
Symyx Technologies (a)	15,953	70,991
TIBCO Software, Inc. (a)	35,335	207,416
VMware, Inc. - Class A (a)	5,700	134,634
Wind River Systems, Inc. (a)	5,780	36,992
Total Software		1,689,709

Specialty Retail - 3.2%
Aaron's, Inc.	3,164	84,352
Advance Auto Parts, Inc.	4,300	176,644
Aeropostale, Inc. (a)	7,500	199,200
The Cato Corp. - Class A	3,758	68,696
Collective Brands, Inc. (a)	4,113	40,061
Genesco, Inc. (a)	5,400	101,682
Gymboree Corp. (a)	856	18,276
Hibbett Sports, Inc. (a)	7,397	142,170
Lumber Liquidators, Inc. (a)	5,980	76,245
Rent-A-Center, Inc. (a)	1,990	38,546
Staples, Inc.	7,950	143,975
The Wet Seal, Inc. - Class A (a)	16,887	56,740
Total Specialty Retail		1,146,587

Textiles, Apparel & Luxury Goods - 0.7%
G-III Apparel Group Ltd. (a)	15,062	83,142
True Religion Apparel, Inc. (a)	4,100	48,421
Under Armour, Inc. - Class A (a)	7,700	126,511
Total Textiles, Apparel & Luxury Goods		258,074

Thrifts & Mortgage Finance - 3.0%
Astoria Financial Corp.	12,507	114,939
Beacon Federal Bancorp, Inc.	7,350	59,535
Capitol Federal Financial	2,500	94,525
Clifton Savings Bancorp, Inc.	12,761	127,610
Dime Community Bancshares	8,420	78,980
Flushing Financial Corp.	6,328	38,095
K-Fed Bancorp	6,869	54,196
Ocwen Financial Corp. (a)	11,553	132,051
Provident Financial Services, Inc.	11,606	125,461
Provident New York Bancorp	14,935	127,694
ViewPoint Financial Group	7,117	85,617
Total Thrifts & Mortgage Finance		1,038,703

Tobacco - 0.3%
Alliance One International, Inc. (a)	26,979	103,599
Trading Companies & Distributors - 1.0%
Beacon Roofing Supply, Inc. (a)	4,164	55,756
H&E Equipment Services, Inc. (a)	15,596	102,154
TAL International Group, Inc.	9,299	68,069
Titan Machinery, Inc. (a)	15,187	136,531
Total Trading Companies & Distributors		362,510

Transportation Infrastructure - 0.1%
CAI International, Inc. (a)	17,553	49,675
Water Utilities - 0.3%
Aqua America, Inc.	6,250	125,000
Wireless Telecommunication Services - 1.2%
American Tower Corp. - Class A (a)	4,950	150,628
Leap Wireless International, Inc. (a)	3,900	135,993
MetroPCS Communications, Inc. (a)	8,000	136,640
Total Wireless Telecommunication Services		423,261

TOTAL COMMON STOCKS (Cost $35,257,666)		$33,521,731

Total Investments (Cost $35,257,666) - 93.4%		$33,521,731

	Principal
	Amount
REPURCHASE AGREEMENTS - 3.5%
J.P. Morgan
0.110%, dated 3/31/2009, due 04/01/2009
repurchase price $1,239,856 (b)	$1,239,852	$1,239,852
TOTAL REPURCHASE AGREEMENTS (Cost $1,239,852)		$1,239,852

Other Assets in Excess of Liabilities - 3.1%		1,111,440
TOTAL NET ASSETS - 100.0%		$35,873,023

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$37,574,514
Gross unrealized appreciation	2,061,935
Gross unrealized depreciation	(4,874,866)
Net unrealized appreciation (depreciation)	$(2,812,931)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$33,521,731	$32,943,144	$—
Level 2 - Other significant observable inputs	1,239,852	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$34,761,583	$32,943,144	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Long/Short Equity Market Neutral Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCK
Acadia Realty Trust	12,862	$136,466
Acme Packet, Inc.	6,804	41,300
Advanced Analogic Technologies, Inc.	6,260	22,536
The Advisory Board Co.	2,893	47,966
AEP Industries, Inc.	4,671	71,326
Air Products & Chemicals, Inc.	3,550	199,687
Airtran Holdings, Inc.	9,544	43,425
Alaska Communications Systems Group, Inc.	26,525	177,717
Albemarle Corp.	7,650	166,540
Alexander & Baldwin, Inc.	13,538	257,628
Allegheny Energy, Inc.	5,650	130,910
Allergan, Inc.	3,700	176,712
Amerco, Inc.	5,196	174,222
American Campus Communities, Inc.	7,975	138,446
American Caresource Holdings, Inc.	21,878	167,585
Analog Devices, Inc.	9,650	185,955
Analogic Corp.	4,735	151,615
The Andersons, Inc.	3,913	55,330
AnnTaylor Stores Corp.	3,855	20,046
ANSYS, Inc.	5,050	126,755
Arch Chemicals, Inc.	7,368	139,697
Arena Resources, Inc.	4,477	114,074
Arkansas Best Corp.	7,211	137,153
Aruba Networks, Inc.	12,555	39,423
Aspect Medical Systems, Inc.	9,093	38,100
Astec Industries, Inc.	2,687	70,480
athenahealth, Inc.	2,067	49,835
Atwood Oceanics, Inc.	9,300	154,287
Autodesk, Inc.	7,000	117,670
Avatar Holdings, Inc.	9,147	137,022
Avid Technology, Inc.	12,991	118,738
Avon Products, Inc.	8,900	171,147
B&G Foods, Inc. - Class A	3,819	19,859
Bebe Stores, Inc.	18,869	125,856
Belden, Inc.	4,744	59,347
BioMarin Pharmaceuticals, Inc.	7,900	97,565
Blue Coat Systems, Inc.	2,958	35,526
Boston Beer Co, Inc. - Class A	6,716	140,096
Bottomline Technologies, Inc.	17,235	113,406
BPZ Resources, Inc.	7,194	26,618
Brightpoint, Inc.	13,562	58,045
The Brink's Co.	6,700	177,282
Bristow Group, Inc.	4,221	90,456
Broadcom Corp. - Class A	11,900	237,762
Brooks Automation, Inc.	12,873	59,345
Brunswick Corp.	9,662	33,334
Brush Engineered Materials, Inc.	2,315	32,109
Build-A-Bear Workshop, Inc.	7,733	46,939
Cabot Microelectronics Corp.	5,812	139,662
Cadence Design Systems, Inc.	4,781	20,080
Cardica, Inc.	1,753	5,101
Carlisle Cos., Inc.	5,950	116,798
Carnival Corp.	9,300	200,880
Cascade Microtech, Inc.	6,424	20,750
Cavco Industries, Inc.	7,492	176,811
Cavium Networks, Inc.	2,076	23,957
Cbeyond, Inc.	5,002	94,188
Celgene Corp.	3,500	155,400
Cepheid, Inc.	7,366	50,825
Chemical Financial Corp.	7,696	160,154
Chicopee Bancorp, Inc.	2,649	31,523
Chico's FAS, Inc.	6,028	32,370
Christopher & Banks Corp.	7,723	31,587
Citizens, Inc.	19,395	141,002
CKX, Inc.	8,556	35,080
Clean Harbors, Inc.	2,300	110,400
Cognizant Technology Solutions Corp. - Class A	11,450	238,045
Cohen & Steers, Inc.	5,249	58,579
Cohu, Inc.	12,265	88,308
Colonial Properties Trust	7,188	27,386
Columbia Banking System, Inc.	7,085	45,344
Community Trust Bancorp, Inc.	703	18,805
Constellation Energy Group, Inc.	5,800	119,828
Contango Oil & Gas Company	935	36,652
Continental Airlines, Inc. - Class B	3,098	27,293
Con-way, Inc.	10,747	192,694
Cooper Tire & Rubber Co.	11,795	47,652
The Corporate Executive Board Co.	5,250	76,125
Corvel Corp.	7,111	143,784
CSS Industries, Inc.	5,674	96,458
Cutera, Inc.	24,018	153,475
Cymer, Inc.	7,468	166,238
Cynosure, Inc. - Class A	9,584	58,367
Cypress Semiconductor Corp.	25,830	174,869
Dealertrack Holdings, Inc.	6,668	87,351
Diamond Hill Investment Group	2,928	115,129
Diamond Management & Technology Consultants, Inc.	35,499	90,522
Digi International, Inc.	20,295	155,663
Dillard's, Inc. - Class A	9,096	51,847
Donegal Group, Inc. - Class A	4,051	62,264
Dresser-Rand Group, Inc.	6,100	134,810
Drew Industries, Inc.	5,943	51,585
Eagle Materials, Inc.	5,740	139,195
East West Bancorp, Inc.	6,599	30,157
Eastman Chemical Co.	4,650	124,620
Echelon Corp.	12,370	100,073
Eclipsys Corp.	13,177	133,615
Electro Scientific Industries, Inc.	12,652	74,900
Electronic Arts, Inc.	6,550	119,144
Electronics for Imaging, Inc.	15,223	149,185
Enterprise Financial Services Corp.	2,891	28,216
Equity Lifestyle Properties, Inc.	3,997	152,286
Ethan Allen Interiors, Inc.	2,475	27,868
Evercore Partners, Inc. - Class A	2,445	37,775
ExlService Holdings, Inc.	7,698	66,357
FARO Technologies, Inc.	6,500	87,360
Fastenal Co.	5,450	175,245
FBR Capital Markets Corp.	9,461	31,127
Fifth Street Finance Corp.	20,529	158,894
First Advantage Corp. - Class A	3,547	48,878
First Financial Northwest, Inc.	16,761	139,787
Flanders Corp.	6,730	27,189
FMC Corp.	4,450	191,973
Formfactor, Inc.	10,004	180,272
Fox Chase Bancorp	4,384	41,429
Franklin Resources, Inc.	2,300	123,901
General Cable Corp.	6,250	123,875
Gen-Probe, Inc.	3,650	166,367
GeoEye, Inc.	7,597	150,041
Global Industries Ltd.	11,405	43,795
Global Traffic Network, Inc.	9,879	29,933
Globecomm Systems, Inc.	23,709	137,275
Great Atlantic & Pacific Tea Co.	7,554	40,112
Greene Bancshares, Inc.	7,792	68,570
Griffin Land & Nurseries, Inc.	659	23,065
Group 1 Automotive, Inc.	6,213	86,796
GSI Commerce, Inc.	12,753	167,064
Harley-Davidson, Inc.	7,750	103,772
Harman International Industries, Inc.	10,300	139,359
Harris & Harris Group, Inc.	30,842	114,115
Harvest Natural Resources, Inc.	23,814	80,729
Haynes International, Inc.	2,169	38,652
Heartland Financial USA, Inc.	8,256	111,786
Hilltop Holdings, Inc.	13,161	150,035
Home Properties, Inc.	1,634	50,082
Hooker Furniture Corp.	3,780	31,903
Hughes Communications, Inc.	4,890	58,827
Hurco Cos, Inc.	3,592	38,183
ICF International, Inc.	6,100	140,117
IDEX Corp.	6,100	133,407
IHS, Inc. - Class A	4,000	164,720
II-VI, Inc.	3,606	61,951
Imperial Sugar Co.	2,896	20,822
IMS Health, Inc.	13,250	165,227
Independent Bank Corp.	7,034	103,751
Infinera Corp.	14,006	103,644
Informatica Corp.	8,902	118,041
Insulet Corp.	6,220	25,502
Interactive Intelligence, Inc.	4,557	41,286
Interline Brands, Inc.	17,905	150,939
Intermec, Inc.	6,978	72,571
Internap Network Services Corp.	9,204	24,759
International Speedway Corp. - Class A	6,050	133,463
Internet Capital Group, Inc.	8,401	33,856
Intevac, Inc.	11,229	58,503
J Crew Group, Inc.	5,322	70,144
JC Penney Co., Inc.	7,600	152,532
JMP Group, Inc.	27,908	134,237
Kadant, Inc.	1,812	20,874
Kaydon Corp.	4,929	134,710
Kelly Services, Inc.- Class A	15,730	126,626
Kenneth Cole Productions, Inc. - Class A	10,632	67,938
Kirby Corp.	6,750	179,820
The Knot, Inc.	17,938	147,092
Korn/Ferry International	4,872	44,140
K-Swiss, Inc. - Class A	19,323	165,018
L-1 Identity Solutions, Inc.	16,107	82,307
Lamar Advertising Co. - Class A	3,208	31,278
Lawson Products	3,175	38,640
Learning Tree International, Inc.	11,546	97,795
Lindsay Corp.	615	16,605
Linear Technology Corp.	6,200	142,476
Littelfuse, Inc.	5,605	61,599
Luby's, Inc.	34,332	168,570
M/I Homes, Inc.	7,662	53,557
Macrovision Solutions Corp.	4,620	82,190
Manhattan Associates, Inc.	9,239	160,019
Marine Products Corp.	10,830	45,919
Mariner Energy, Inc.	4,752	36,828
Marriott International, Inc. - Class A	7,500	122,700
Marsh & McLennan Companies, Inc.	6,300	127,575
The McGraw-Hill Cos., Inc.	7,800	178,386
Medical Action Industries, Inc.	11,971	99,240
Meredith Corp.	10,550	175,552
Meridian Interstate Bancorp, Inc.	7,593	63,933
Meritage Homes Corp.	6,403	73,122
Metavante Technologies, Inc.	12,050	240,518
MicroStrategy, Inc. - Class A	941	32,173
Miller Industries, Inc.	11,467	74,535
Mine Safety Appliances Co.	8,000	160,160
MKS Instruments, Inc.	10,388	152,392
ModusLink Global Solutions, Inc.	32,079	83,085
Monolithic Power Systems, Inc.	5,143	79,716
MSCI, Inc.	10,300	174,173
Mueller Industries, Inc.	7,730	167,664
Murphy Oil Corp.	3,750	167,888
National Financial Partners Corp.	8,364	26,765
National Healthcare Corp.	1,946	78,132
National Instruments Corp.	8,400	156,660
Netgear, Inc.	8,173	98,485
Network Equipment Technologies, Inc.	14,458	51,181
Newport Corp.	24,433	107,994
NII Holdings, Inc.	10,700	160,500
Nordstrom, Inc.	10,250	171,688
Norfolk Southern Corp.	3,650	123,188
Novatel Wireless, Inc.	1,831	10,290
Ocean Power Technologies, Inc.	16,235	107,151
O'Charleys, Inc.	20,498	61,699
OM Group, Inc.	2,341	45,228
Omnicom Group, Inc.	6,950	162,630
Omnivision Technologies, Inc.	6,087	40,905
Oplink Communications, Inc.	4,555	35,074
Oppenheimer Holdings, Inc. - Class A	3,148	31,417
Osteotech, Inc.	16,684	58,227
Otter Tail Corp.	4,964	109,456
PACCAR, Inc.	5,850	150,696
Packaging Corp of America	12,550	163,401
Pall Corp.	6,800	138,924
Palomar Medical Technologies, Inc.	22,659	164,504
Panhandle Oil and Gas, Inc. - Class A	2,093	35,832
Park Electrochemical Corp.	8,252	142,595
Parker Hannifin Corp.	4,650	158,007
Parkway Properties Inc.	6,107	62,902
Patterson Cos., Inc.	7,750	146,165
Paychex, Inc.	9,300	238,731
Penford Corp.	9,793	35,549
Peoples Bancorp, Inc.	2,622	34,034
Pepsi Bottling Group, Inc.	8,800	194,832
Pharmaceutical Product Development, Inc.	4,550	107,926
PHH Corp.	7,196	101,104
Piper Jaffray Cos.	5,775	148,937
Plantronics, Inc.	7,170	86,542
PMFG, Inc.	2,660	20,961
PNM Resources, Inc.	18,122	149,688
Polo Ralph Lauren Corp.	3,250	137,313
Post Properties, Inc.	3,512	35,612
PPG Industries, Inc.	3,700	136,530
PPL Corp.	5,400	155,034
Precision Castparts Corp.	3,000	179,700
Presidential Life Corp.	8,683	67,641
PrivateBancorp, Inc.	6,397	92,501
Progress Software Corp.	8,960	155,546
Public Service Enterprise Group, Inc.	6,650	195,976
Pulaski Financial Corp.	5,872	29,360
Rackable Systems, Inc.	7,783	31,599
Redwood Trust, Inc.	3,318	50,931
Rex Stores Corp.	14,484	155,268
Reynolds American, Inc.	4,400	157,696
Rimage Corp.	11,302	150,882
Rockwell Automation, Inc.	5,000	109,200
Rockwell Collins, Inc.	3,500	114,240
RTI International Metals, Inc.	2,404	28,127
Rush Enterprises, Inc. - Class A	10,442	93,143
Ryland Group, Inc.	4,130	68,806
Salesforce.com, Inc.	4,800	157,104
Sanders Morris Harris Group, Inc.	14,273	55,665
Sanderson Farms, Inc.	4,557	171,115
Schawk, Inc.	4,654	28,110
Scholastic Corp.	10,400	156,728
Scripps Networks Interactive, Inc. - Class A	7,850	176,704
SEI Investments Co.	9,650	117,827
Sequenom, Inc.	3,516	49,998
Skechers U.S.A., Inc.- Class A	8,336	55,601
Skyline Corp.	2,400	45,624
Smith International, Inc.	5,800	124,584
Smithfield Foods, Inc.	7,337	69,408
SonoSite, Inc.	4,361	77,975
The Spectranetics Corporation	12,901	32,640
Standard Microsystems Corp.	4,927	91,642
Stanley Furniture Co., Inc.	12,148	91,353
Starwood Hotels & Resorts Worldwide, Inc.	5,750	73,025
The Steak N Shake Co.	19,642	148,690
Stellarone Corp.	10,934	130,224
Stratus Properties, Inc.	3,517	21,278
Stryker Corp.	3,000	102,120
Superior Industries International	10,883	128,964
SUPERVALU, Inc.	9,300	132,804
SVB Financial Group	7,500	150,075
Switch & Data Facilities Co., Inc.	9,483	83,166
Synchronoss Technologies, Inc.	4,255	52,166
Systemax, Inc.	13,075	168,929
Taubman Centers, Inc.	2,447	41,697
Tech Data Corp.	9,450	205,821
Tecumseh Products Co. - Class A	14,764	66,733
Tejon Ranch Co.	7,236	149,568
Tempur-Pedic International, Inc.	8,093	59,079
Teradata Corp.	7,850	127,327
Thomas Weisel Partners Group, Inc.	8,796	31,490
Thor Industries, Inc.	4,599	71,836
THQ, Inc.	10,504	31,932
Tiffany & Co.	5,900	127,204
TJX Cos., Inc.	8,800	225,632
TomoTherapy, Inc.	6,262	16,594
Total System Services, Inc.	12,850	177,459
TradeStation Group, Inc.	2,378	15,695
TranS1, Inc.	13,453	81,929
Transatlantic Holdings, Inc.	5,300	189,051
Transcend Services, Inc.	3,741	37,223
Ultimate Software Group, Inc.	6,733	116,212
UMH Properties, Inc.	2,628	14,191
Unica Corp.	14,678	70,895
United Fire & Casualty Co.	5,564	122,185
United Rentals, Inc.	10,836	45,620
Unitrin, Inc.	6,237	87,193
Universal Corp.	5,450	163,064
Universal Display Corp.	9,082	83,282
Univest Corporation of Pennsylvania	2,224	38,920
USG Corp.	6,368	48,460
Vaalco Energy, Inc.	12,549	66,384
Value Line, Inc.	1,096	29,965
Varian Semiconductor Equipment Associates, Inc.	7,600	164,616
VCA Antech, Inc.	7,200	162,360
Versant Corp.	4,396	75,567
Viacom, Inc. - Class B	11,650	202,477
Vicor Corp.	9,203	45,003
Vignette Corp.	15,423	103,026
Virginia Commerce Bancorp	1,893	7,174
Volt Information Sciences, Inc.	8,389	55,787
Waters Corp.	3,850	142,258
Waterstone Financial, Inc.	10,641	21,708
Weight Watchers International, Inc.	8,800	163,240
Westlake Chemical Corp.	11,378	166,460
Weyco Group, Inc.	1,590	41,213
White Mountains Insurance Group Ltd	550	94,551
Whitney Holding Corp.	4,059	46,476
Winnebago Industries, Inc.	5,878	31,212
Winthrop Realty Trust	9,565	66,094
Wintrust Financial Corp.	9,136	112,373
World Wrestling Entertainment, Inc. - Class A	14,361	165,726
Zebra Technologies Corp. - Class A	6,450	122,679
Zumiez, Inc.	5,669	54,989
TOTAL COMMON STOCK (Proceeds $39,589,170)		$32,873,300

INVESTMENT COMPANIES
TICC Capital Corp.	19,927	69,844
TOTAL INVESTMENT COMPANIES (Proceeds $57,164)		$69,844

Total Securities Sold Short (Proceeds $39,646,334)		$32,943,144

Underlying Funds Trust
The Long/Short Equity - REIT-1 Portfolio
Schedule of Investments
March 31, 2009 (Unaudited)
	Shares	Value
COMMON STOCKS - 81.2%
Commercial Services & Supplies - 0.9%
Comfort Systems USA, Inc.	6,700	$69,479
Cornell Cos., Inc. (a)	2,500	40,925
Total Commercial Services & Supplies		110,404

Construction & Engineering - 4.5%
Granite Construction, Inc.	3,400	127,432
Insituform Technologies, Inc. (a)	5,000	78,200
KBR, Inc.	4,400	60,764
Michael Baker Corp. (a)	3,400	88,400
Orion Marine Group, Inc. (a)	5,400	70,740
Perini Corp. (a)	3,500	43,050
The Shaw Group, Inc. (a)	1,200	32,892
Sterling Construction Co., Inc. (a)	3,200	57,088
Total Construction & Engineering		558,566

Diversified Financial Services - 0.2%
Pico Holdings, Inc. (a)	1,000	30,070
Diversified REITs - 3.5%
Investors Real Estate Trust	21,800	214,948
Lexington Realty Trust	95,758	227,904
Total Diversified REITs		442,852

Health Care Providers & Services - 0.9%
Brookdale Senior Living, Inc.	7,600	38,380
Universal Health Services, Inc. - Class B	2,000	76,680
Total Health Care Providers & Services		115,060

Health Care REITs - 6.9%
HCP, Inc.	23,700	423,045
Nationwide Health Properties, Inc.	1,700	37,723
Omega Healthcare Investors, Inc.	6,600	92,928
Universal Health Realty Income Trust	6,100	178,303
Ventas, Inc.	6,100	137,921
Total Health Care REITs		869,920

Hotels, Restaurants & Leisure - 2.1%
Ameristar Casinos, Inc.	2,500	31,450
Choice Hotels International, Inc.	2,400	61,968
Monarch Casino & Resort, Inc. (a)	11,200	57,792
Penn National Gaming, Inc. (a)	1,300	31,395
Pinnacle Entertainment, Inc. (a)	7,300	51,392
Wyndham Worldwide Corp.	7,500	31,500
Total Hotels, Restaurants & Leisure		265,497

Household Durables - 0.9%
DR Horton, Inc.	3,300	32,010
Lennar Corp. - Class A	4,200	31,542
M/I Homes, Inc.	7,300	51,027
Total Household Durables		114,579

Hybrid REITs - 2.0%
National Health Investors, Inc.	9,400	252,578
Industrial/Office REITs - 10.0%
Douglas Emmett, Inc.	18,200	134,498
First Potomac Realty Trust	6,300	46,305
Franklin Street Properties Corp.	4,200	51,660
Highwoods Properties, Inc.	17,900	383,418
HRPT Properties Trust	26,900	85,811
Liberty Property Trust	29,100	551,154
Total Industrial/Office REITs		1,252,846

Insurance - 1.0%
Fidelity National Financial, Inc. - Class A	3,100	60,481
First American Corp.	2,500	66,275
Total Insurance		126,756

Lodging/Resort REITs - 3.2%
Hersha Hospitality Trust	92,007	174,813
Hospitality Properties Trust	18,500	222,000
Total Lodging/Resort REITs		396,813

Mortgage REITs - 8.7%
American Capital Agency Corp.	19,100	326,801
Anworth Mortgage Asset Corp.	45,600	279,528
Capstead Mortgage Corp.	5,200	55,848
Hatteras Financial Corp.	8,100	202,419
NorthStar Realty Finance Corp.	62,073	144,010
Redwood Trust, Inc.	5,100	78,285
Total Mortgage REITs		1,086,891

Real Estate Management & Development - 0.3%
The St Joe Co. (a)	1,900	31,806
Residential REITs - 12.6%
American Campus Communities, Inc.	8,500	147,560
Associated Estates Realty Corp.	16,400	93,152
AvalonBay Communities, Inc.	4,900	230,594
BRE Properties, Inc.	4,500	88,335
Equity Lifestyle Properties, Inc.	20,300	773,430
Home Properties, Inc.	6,800	208,420
Sun Communities, Inc.	2,900	34,307
Total Residential REITs		1,575,798

Retail REITs - 10.0%
Federal Realty Investment Trust	3,900	179,400
Getty Realty Corp.	12,600	231,210
The Macerich Co.	16,700	104,542
National Retail Properties, Inc.	28,900	457,776
Tanger Factory Outlet Centers, Inc.	3,000	92,580
Urstadt Biddle Properties, Inc. - Class A	14,100	189,222
Total Retail REITs		1,254,730

Self Storage REITs - 4.1%
Public Storage	3,000	165,750
U-Store-It Trust	170,700	344,814
Total Self Storage REITs		510,564

Specialty REITs - 9.4%
Digital Realty Trust, Inc.	12,400	411,432
DuPont Fabros Technology, Inc.	60,300	414,864
Plum Creek Timber Co., Inc.	3,400	98,838
Rayonier, Inc.	8,600	259,892
Total Specialty REITs		1,185,026

TOTAL COMMON STOCKS (Cost $9,990,277)		$10,180,756

Total Investments (Cost $9,990,277) - 81.2%		$10,180,756

	Principal
	Amount
REPURCHASE AGREEMENTS - 2.8%
J.P. Morgan
0.110%, dated 3/31/2009, due 4/01/2009
repurchase price $352,386 (b)	$352,385	352,385
TOTAL REPURCHASE AGREEMENTS (Cost $352,385)		$352,385

Other Assets in Excess of Liabilities - 16.0%		2,007,320
TOTAL NET ASSETS - 100.0%		$12,540,461

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:
Cost of investments	$14,889,067
Gross unrealized appreciation	660,091
Gross unrealized depreciation	(5,016,017)
Net unrealized appreciation (depreciation)	$(4,355,926)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Portfolios have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of March 31, 2009:

Description	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Level 1 - Quoted prices	$10,180,755	$9,465,407	$—
Level 2 - Other significant observable inputs	352,386	—	—
Level 3 - Significant unobservable inputs	—	—	—
Total	$10,533,141	$9,465,407	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Long/Short Equity - REIT-1 Portfolio
Schedule of Securities Sold Short
March 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
Acadia Realty Trust	3,462	$36,732
Apartment Investment & Management Co. - Class A	43,200	236,736
Ashford Hospitality Trust, Inc.	151,225	232,886
BioMed Realty Trust, Inc.	9,800	66,346
Boston Properties, Inc.	5,900	206,677
Camden Property Trust	8,100	174,798
CapitalSource, Inc.	52,100	63,562
CB Richard Ellis Group, Inc. - Class A	16,000	64,480
Cedar Shopping Centers, Inc.	28,600	49,764
Chimera Investment Corp.	36,400	122,304
Colonial Properties Trust	71,300	271,653
Community Health Systems, Inc.	2,100	32,214
Corrections Corp. of America	2,500	32,025
CoStar Group, Inc.	2,300	69,575
DCT Industrial Trust, Inc.	57,800	183,226
Duke Realty Corp.	52,800	290,400
Equity One, Inc.	6,100	74,359
Equity Residential	9,900	181,665
Essex Property Trust, Inc.	5,500	315,370
Extra Space Storage, Inc.	114,200	629,242
Federal National Mortgage Association	57,200	40,040
First Industrial Realty Trust, Inc.	31,000	75,950
The Geo Group, Inc.	2,400	31,800
Healthcare Realty Trust, Inc.	26,200	392,738
Healthsouth Corp.	3,600	31,968
Host Hotels & Resorts, Inc.	40,000	156,800
International Speedway Corp. - Class A	1,400	30,884
Interval Leisure Group, Inc.	9,700	51,410
Jones Lang LaSalle, Inc.	3,600	83,736
KB Home	4,000	52,720
Kilroy Realty Corp.	20,900	359,271
Kimco Realty Corp.	25,000	190,500
Kite Realty Group Trust	96,600	236,670
KKR Financial Holdings LLC	278,300	247,687
LaSalle Hotel Properties	28,000	163,520
LTC Properties, Inc.	16,000	280,640
Marriott International, Inc. - Class A	4,300	70,348
MDC Holdings, Inc.	5,700	177,498
Medical Properties Trust, Inc.	17,800	64,970
Mid-America Apartment Communities, Inc.	3,100	95,573
NVR, Inc.	200	85,550
Pennsylvania Real Estate Investment Trust	48,700	172,885
Post Properties, Inc.	29,500	299,130
Potlatch Corp.	12,500	289,875
Psychiatric Solutions, Inc.	4,000	62,920
Pulte Homes, Inc.	3,000	32,790
Quanta Services, Inc.	1,800	38,610
Regency Centers Corp.	3,300	87,681
Ryland Group, Inc.	2,200	36,652
Saul Centers, Inc.	5,861	134,627
Senior Housing Properties Trust	9,200	128,984
Starwood Hotels & Resorts Worldwide, Inc.	2,500	31,750
Strategic Hotels & Resorts, Inc.	229,400	158,286
Taubman Centers, Inc.	8,900	151,656
Tejon Ranch Co.	7,500	155,025
Tenet Healthcare Corp.	36,900	42,804
Toll Brothers, Inc.	2,500	45,400
UDR, Inc.	23,900	205,779
Vornado Realty Trust	6,874	228,492
Washington Real Estate Investment Trust	37,600	650,480
Winthrop Realty Trust	32,900	227,339
Wynn Resorts Ltd.	1,500	29,955
Total Securities Sold Short (Proceeds $10,896,324)		$9,465,407

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By (Signature and Title)    /s/Lee Schultheis
Lee Schultheis, President

Date    May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Lee Schultheis
Lee Schultheis, President

Date    May 27, 2009

By (Signature and Title)*    /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer and Chief Financial Officer

Date    May 28, 2009

* Print the name and title of each signing officer under his or her signature.